First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 80.3%

Belgium - 0.9%
Groupe Bruxelles Lambert NV	6,469,396	482,805,254

Brazil - 1.1%
Ambev SA, ADR	165,216,473	340,345,935
Itausa SA (Preference)	141,581,549	254,569,690
		594,915,625
Canada - 4.9%
Agnico Eagle Mines Ltd.	2,830,107	218,369,101
Barrick Gold Corp.	25,083,139	464,288,903
Franco-Nevada Corp.	1,260,834	162,479,691
Imperial Oil Ltd.	10,896,401	780,620,014
Nutrien Ltd.	4,461,321	228,419,635
Power Corp. of Canada	12,323,141	356,667,305
Wheaton Precious Metals Corp.	7,936,282	474,272,212
		2,685,116,861
China - 1.9%
Alibaba Group Holding Ltd.	41,871,592	412,025,872
Prosus NV	17,763,598	619,652,961
		1,031,678,833
France - 3.0%
Danone SA	9,424,033	612,233,287
Legrand SA	1,954,335	211,159,898
LVMH Moet Hennessy Louis Vuitton SE	145,168	102,396,049
Sanofi SA	4,031,951	415,664,046
Sodexo SA	2,131,829	201,899,905
Wendel SE	867,489	83,115,473
		1,626,468,658
Germany - 0.9%
Brenntag SE	1,126,149	80,110,102
Henkel AG & Co. KGaA (Preference)	3,516,726	300,827,210
Merck KGaA	597,571	106,769,432
		487,706,744
Hong Kong - 1.2%
CK Asset Holdings Ltd.	41,933,000	160,228,987
Guoco Group Ltd.	12,748,580	106,063,434
Hongkong Land Holdings Ltd.	31,759,300	102,570,270
Hysan Development Co. Ltd.	22,829,954	31,265,419
Jardine Matheson Holdings Ltd.	7,051,271	248,408,962
		648,537,072
Japan - 6.9%
Chofu Seisakusho Co. Ltd. (a)	2,955,000	42,288,075
FANUC Corp.	16,005,400	474,508,493
Hirose Electric Co. Ltd.	1,258,915	157,620,955
Hoshizaki Corp.	5,977,100	188,241,618
Keyence Corp.	263,400	115,174,386
Komatsu Ltd.	6,756,000	192,056,693
Mitsubishi Electric Corp.	24,592,300	409,751,444
MS&AD Insurance Group Holdings, Inc.	26,478,960	624,229,510
Secom Co. Ltd.	6,337,130	404,643,174
Shimano, Inc.	2,469,690	438,133,318
SMC Corp.	442,156	215,137,883
Sompo Holdings, Inc.	18,813,600	428,986,161
T Hasegawa Co. Ltd. (a)	3,002,800	64,474,579
USS Co. Ltd.	2,597,200	23,425,468
		3,778,671,757
Mexico - 1.2%
Fomento Economico Mexicano SAB de CV, ADR	4,913,976	541,765,854
Fresnillo plc	5,590,827	42,366,841
Industrias Penoles SAB de CV*	6,401,020	93,512,406
		677,645,101
Netherlands - 0.4%
Heineken Holding NV	2,580,124	190,130,556
Pluxee NV*	2,131,829	49,969,792
		240,100,348
Norway - 0.3%
Orkla ASA	16,166,787	136,439,484

South Korea - 1.6%
Hyundai Mobis Co. Ltd.	999,985	161,787,876
KT&G Corp.	5,242,098	357,363,545
NAVER Corp.	1,363,651	173,923,474
Samsung Electronics Co. Ltd. (Preference)	4,049,795	192,797,964
		885,872,859
Sweden - 1.0%
Investor AB, Class A	4,970,940	140,531,525
Investor AB, Class B	11,255,824	319,554,292
Svenska Handelsbanken AB, Class A	10,429,006	105,269,044
		565,354,861
Switzerland - 2.9%
Cie Financiere Richemont SA (Registered)	4,644,824	708,481,377
Nestle SA (Registered)	3,086,462	312,635,926
Schindler Holding AG	1,798,637	481,412,742
Schindler Holding AG (Registered)	211,870	55,624,263
		1,558,154,308
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,980,143	494,107,709

Thailand - 0.3%
Bangkok Bank PCL, NVDR	42,690,800	164,132,599

United Kingdom - 7.4%
BAE Systems plc	30,239,911	504,344,674
Berkeley Group Holdings plc (a)	6,766,463	441,730,969
British American Tobacco plc	20,885,096	741,024,769
Derwent London plc, REIT	3,706,091	109,485,114
Diageo plc	5,981,121	186,102,485
Haleon plc	107,935,852	484,135,794
Lloyds Banking Group plc	396,239,696	302,707,374
Reckitt Benckiser Group plc	9,376,596	504,401,306
Unilever plc	12,894,404	789,973,360
		4,063,905,845

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Investments	Shares	Value ($)
United States - 43.5%
Alphabet, Inc., Class A	2,694,360	462,190,514
Alphabet, Inc., Class C	4,503,302	779,746,741
American Express Co.	1,903,714	481,715,791
Analog Devices, Inc.	2,674,970	618,934,559
Bank of New York Mellon Corp. (The)	11,016,077	716,816,130
Becton Dickinson & Co.	1,925,423	464,142,468
Berkshire Hathaway, Inc., Class A*	675	444,967,310
Bio-Rad Laboratories, Inc., Class A*	525,458	177,793,969
Brown & Brown, Inc.	2,287,048	227,401,183
BXP, Inc., REIT	2,473,129	176,358,829
CH Robinson Worldwide, Inc. (a)	8,084,325	719,909,141
Charles Schwab Corp. (The)	2,570,105	167,545,145
Charter Communications, Inc., Class A*	257,512	97,782,457
Colgate-Palmolive Co.	5,896,055	584,829,696
Comcast Corp., Class A	21,961,227	906,339,838
Cummins, Inc.	1,455,755	424,789,309
Deere & Co.	381,724	141,993,694
Dentsply Sirona, Inc. (a)	10,435,979	283,232,470
Douglas Emmett, Inc., REIT (a)	9,162,021	147,416,918
Elevance Health, Inc.	1,543,213	821,035,612
Equity Residential, REIT	6,189,955	431,006,567
Expeditors International of Washington, Inc.	1,961,371	244,818,328
Extra Space Storage, Inc., REIT	1,155,209	184,394,461
Exxon Mobil Corp.	9,538,191	1,131,134,071
Fidelity National Financial, Inc.	4,297,027	238,098,266
Flowserve Corp. (a)	7,892,216	398,951,519
HCA Healthcare, Inc.	3,109,934	1,129,061,539
IPG Photonics Corp.* (a)	3,319,802	266,912,081
JG Boswell Co.	2,485	1,377,311
Kraft Heinz Co. (The)	4,471,740	157,449,965
Medtronic plc	6,658,084	534,777,307
Meta Platforms, Inc., Class A	2,584,560	1,227,226,625
Microsoft Corp.	466,954	195,350,206
Mills Music Trust (a)	31,592	1,091,504
Newmont Corp.	8,257,354	405,188,361
Noble Corp. plc	2,010,900	94,954,698
NOV, Inc. (a)	28,255,276	588,274,846
ONEOK, Inc.	2,398,383	199,857,255
Oracle Corp.	10,164,584	1,417,451,239
Philip Morris International, Inc.	7,954,243	916,010,624
PPG Industries, Inc.	853,547	108,383,398
Ross Stores, Inc.	1,271,219	182,076,697
Royal Gold, Inc.	1,476,988	204,001,583
RPM International, Inc.	850,166	103,261,162
Salesforce, Inc.	1,878,799	486,233,181
Schlumberger NV	20,475,698	988,771,457
Texas Instruments, Inc.	2,800,783	570,827,583
UGI Corp.	1,723,649	42,712,022
UnitedHealth Group, Inc.	275,783	158,895,133
Universal Health Services, Inc., Class B	3,368,166	719,979,164
US Bancorp	5,965,007	267,709,514
Walt Disney Co. (The)	2,946,738	276,079,883
Weyerhaeuser Co., REIT	10,347,140	328,625,166
Willis Towers Watson plc	2,814,965	794,608,320
		23,840,492,810
TOTAL COMMON STOCKS (Cost $27,945,878,383)		43,962,106,728

Investments	Ounces	Value ($)
COMMODITIES - 11.4%

Gold bullion*
(Cost $2,609,762,251)	2,541,551	6,225,047,019

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0% (b)

United States - 0.0% (b)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,196,186)	5,467,000	5,029,640

SHORT-TERM INVESTMENTS - 8.3%

COMMERCIAL PAPER - 8.2%
AES Corp. (The)
5.85%, 8/1/2024 (c)	94,550,000	94,534,673
Amphenol Corp.
5.34%, 8/1/2024 (c)(d)	26,263,000	26,259,118
Apple, Inc.
5.32%, 8/7/2024 (c)(d)	60,000,000	59,938,517
5.30%, 8/9/2024 (c)(d)	50,000,000	49,934,125
5.31%, 8/15/2024 (c)(d)	50,000,000	49,890,209
5.33%, 8/16/2024 (c)(d)	40,000,000	39,906,222
5.35%, 9/5/2024 (c)(d)	50,000,000	49,735,100
Caisse des Depots et Consignations
5.36%, 10/18/2024 (c)(d)	75,000,000	74,127,544
Engie SA
5.37%, 8/15/2024 (c)	50,000,000	49,890,604
5.39%, 8/16/2024 (c)	50,000,000	49,883,437
5.41%, 8/26/2024 (c)(d)	135,000,000	134,485,222
5.42%, 9/18/2024 (c)	100,000,000	99,277,613
5.45%, 9/26/2024 (c)	50,000,000	49,580,258
5.38%, 11/1/2024 (c)	64,139,000	63,259,339
Entergy Corp.
5.40%, 8/1/2024 (c)(d)	34,143,000	34,137,887
General Motors Financial Co., Inc.
5.43%, 8/1/2024 (c)(d)	103,584,000	103,568,400
Government of Quebec
5.28%, 10/30/2024 (c)(d)	50,000,000	49,340,604
Honeywell International, Inc.
5.37%, 8/28/2024 (c)(d)	50,000,000	49,793,500

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Hydro-Quebec
5.36%, 8/2/2024 (c)(d)	50,000,000	49,985,381
5.35%, 8/23/2024 (c)	75,000,000	74,746,042
5.27%, 11/1/2024 (c)(d)	32,650,000	32,210,423
Johnson & Johnson
5.37%, 8/1/2024 (c)(d)	100,000,000	99,985,329
5.38%, 8/8/2024 (c)(d)	100,000,000	99,882,472
Kreditanstalt fuer Wiederaufbau
5.33%, 8/6/2024 (c)	75,000,000	74,935,000
5.37%, 8/21/2024 (c)(d)	75,000,000	74,772,062
5.37%, 9/3/2024 (c)(d)	100,000,000	99,500,641
5.32%, 10/18/2024 (c)	97,000,000	95,875,313
L'Oreal SA
5.39%, 9/11/2024 (c)	100,000,000	99,381,433
LVMH Moet Hennessy Louis Vuitton SE
5.55%, 8/21/2024 (c)(d)	35,000,000	34,891,587
5.41%, 8/22/2024 (c)(d)	50,000,000	49,837,750
LVMH Moet Hennessy Louis Vuitton, Inc.
5.41%, 8/6/2024 (c)	21,940,000	21,920,588
Nederlandse Waterschapsbank NV
5.39%, 8/26/2024 (c)(d)	33,350,000	33,221,862
5.34%, 10/22/2024 (c)(d)	100,000,000	98,789,737
5.28%, 10/29/2024 (c)	100,000,000	98,690,000
NRW Bank
5.40%, 8/5/2024 (c)(d)	66,079,000	66,030,752
5.39%, 8/12/2024 (c)	75,000,000	74,868,500
5.39%, 8/15/2024 (c)	50,000,000	49,890,417
5.40%, 9/13/2024 (c)(d)	60,000,000	59,614,609
5.40%, 9/24/2024 (c)(d)	50,000,000	49,598,831
5.35%, 10/17/2024 (c)(d)	60,000,000	59,317,500
5.32%, 10/28/2024 (c)	85,861,000	84,746,595
5.30%, 10/30/2024 (c)	60,000,000	59,203,851
Philip Morris International, Inc.
5.34%, 8/2/2024 (c)	80,000,000	79,976,432
5.34%, 8/9/2024 (c)	50,000,000	49,933,594
Province of Quebec
5.34%, 8/13/2024 (c)(d)	100,000,000	99,808,611
5.35%, 8/22/2024 (c)	24,350,000	24,271,133
5.35%, 9/20/2024 (c)	70,000,000	69,473,723
PSP Capital, Inc.
5.38%, 8/14/2024 (c)(d)	100,000,000	99,793,451
5.36%, 8/22/2024 (c)	50,000,000	49,839,006
5.38%, 8/27/2024 (c)(d)	150,000,000	149,407,875
5.33%, 10/23/2024 (c)(d)	50,000,000	49,389,367
5.33%, 10/24/2024 (c)(d)	50,000,000	49,382,372
5.32%, 10/25/2024 (c)(d)	100,000,000	98,750,770
Sanofi SA
5.41%, 9/6/2024 (c)(d)	100,000,000	99,454,010
5.41%, 9/13/2024 (c)(d)	100,000,000	99,350,430
5.38%, 10/17/2024 (c)(d)	75,500,000	74,634,972
Siemens Capital Co. LLC
5.33%, 8/19/2024 (c)(d)	40,000,000	39,888,744
5.33%, 8/20/2024 (c)(d)	100,000,000	99,707,222
Svensk Exportkredit AB
5.39%, 9/25/2024 (c)	150,000,000	148,768,311
5.40%, 10/4/2024 (c)	150,000,000	148,571,354
5.34%, 10/16/2024 (c)	100,000,000	98,874,303
Sysco Corp.
5.40%, 8/1/2024 (c)(d)	21,009,000	21,005,868
UnitedHealth Group, Inc.
5.37%, 8/1/2024 (c)	65,000,000	64,990,407
TOTAL COMMERCIAL PAPER (Cost $4,485,303,345)		4,484,711,002
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
5.22%, 9/5/2024 (c)	20,000,000	19,897,395
5.28%, 12/5/2024 (c)	20,000,000	19,647,631
5.12%, 3/20/2025 (c)(e)	20,000,000	19,397,582
TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,907,942)		58,942,608

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (f) (Cost $706,742)	706,742	706,742
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,544,918,029)		4,544,360,352

Total Investments - 100.0% (Cost $35,105,754,849)		54,736,543,739
Other assets less liabilities - 0.0% (b)		27,628,109
Net Assets - 100.0%		54,764,171,848

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown was the current yield as of July 31, 2024.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2024 amounted to $2,609,329,076, which represents approximately 4.76% of net assets of the Fund.
(e)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(f)	Represents 7-day effective yield as of July 31, 2024.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	205,770,000	USD	222,622,563	Bank of New York Mellon	8/7/2024	$122,874
JPY	15,907,827,000	USD	103,187,020	Bank of New York Mellon	8/7/2024	3,081,734
USD	225,169,584	EUR	205,770,000	Bank of New York Mellon	8/7/2024	2,424,147
USD	108,731,543	JPY	15,907,827,000	Bank of New York Mellon	8/7/2024	2,462,788
JPY	11,921,844,000	USD	77,636,390	Goldman Sachs	9/4/2024	2,358,731
USD	281,260,696	EUR	257,494,000	Goldman Sachs	9/4/2024	2,134,677
USD	80,206,163	JPY	11,921,844,000	Goldman Sachs	9/4/2024	211,042
USD	286,176,006	EUR	263,027,000	JPMorgan Chase Bank	10/2/2024	687,403
Total unrealized appreciation						13,483,396
USD	106,835,859	GBP	84,149,000	Goldman Sachs	9/4/2024	(1,377,921)
USD	111,676,779	GBP	87,781,000	JPMorgan Chase Bank	10/2/2024	(1,229,739)
USD	262,647,254	EUR	244,054,000	UBS AG	11/6/2024	(2,724,570)
USD	238,009,426	EUR	218,819,000	Bank of New York Mellon	12/4/2024	(241,547)
Total unrealized depreciation						(5,573,777)
Net unrealized appreciation						$7,909,619

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.9%
Air Freight & Logistics	1.7
Automobile Components	0.3
Banks	2.1
Beverages	2.2
Broadline Retail	1.9
Capital Markets	1.6
Chemicals	0.9
Commercial Services & Supplies	0.8
Commodities	11.4
Consumer Finance	0.9
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	3.1
Entertainment	0.5
Financial Services	2.6
Food Products	2.3
Gas Utilities	0.1
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	5.2
Hotels, Restaurants & Leisure	0.4
Household Durables	0.9
Household Products	2.6
Industrial Conglomerates	0.6
Insurance	4.8
Interactive Media & Services	4.7
Leisure Products	0.8
Life Sciences Tools & Services	0.3
Machinery	4.8
Media	1.9
Metals & Mining	3.7
Office REITs	0.8
Oil, Gas & Consumable Fuels	3.9
Personal Care Products	2.3
Pharmaceuticals	1.0
Real Estate Management & Development	0.6
Residential REITs	0.8
Semiconductors & Semiconductor Equipment	3.0
Software	3.9
Specialized REITs	0.9
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	1.5
Tobacco	3.8
Trading Companies & Distributors	0.1
Short-Term Investments	8.3
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value July 31, 2024	Dividend Income
Common Stocks 5.4%
Japan 0.2%
Chofu Seisakusho Co. Ltd.	2,955,000	$44,698,784	$—	$(2,526,394)	$(1,237,440)	$1,353,125	$42,288,075	$847,259
T Hasegawa Co. Ltd.	3,002,800	62,909,936	—	—	—	1,564,643	64,474,579	553,429
		107,608,720	—	(2,526,394)	(1,237,440)	2,917,768	106,762,654	1,400,688

United Kingdom 0.8%
Berkeley Group Holdings plc	6,766,463	332,616,729	—	—	—	109,114,240	441,730,969	5,682,144
United States 4.4%
CH Robinson Worldwide, Inc.	8,084,325	547,603,660	111,156,693	—	—	61,148,788	719,909,141	13,944,976
Dentsply Sirona, Inc.^	10,435,979	209,857,889	98,610,927	—	—	(25,236,346)	283,232,470	3,603,295
Douglas Emmett, Inc., REIT	9,162,021	102,706,255	—	—	—	44,710,663	147,416,918	5,222,352
Flowserve Corp.	7,892,216	289,802,171	—	—	—	109,149,348	398,951,519	4,893,174
IPG Photonics Corp.*	3,319,802	266,058,242	19,827,887	—	—	(18,974,048)	266,912,081	—
Mills Music Trust	31,592	1,074,444	—	—	—	17,060	1,091,504	53,000
NOV, Inc.	28,255,276	537,029,309	26,137,540	—	—	25,107,997	588,274,846	4,708,423
		1,954,131,970	255,733,047	—	—	195,923,462	2,405,788,479	32,425,220
Total Common Stocks		2,394,357,419	255,733,047	(2,526,394)	(1,237,440)	307,955,470	2,954,282,102	39,508,052
Total		$2,394,357,419	$255,733,047	$(2,526,394)	$(1,237,440)	$307,955,470	$2,954,282,102	$39,508,052

*	Non-income producing security.
^	Represents an unaffiliated issuer as of October 31, 2023.

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 87.1%

Belgium - 1.9%
Groupe Bruxelles Lambert NV	2,764,501	206,312,244
Legris Industries SA*‡ (a)(b)(c)	905,366	22,251,993
		228,564,237
Brazil - 2.0%
Ambev SA, ADR	74,960,614	154,418,865
Itausa SA (Preference)	51,723,362	93,000,821
		247,419,686
Canada - 9.2%
Agnico Eagle Mines Ltd.	814,125	62,817,322
Barrick Gold Corp.	6,165,298	114,119,666
Franco-Nevada Corp.	316,575	40,796,019
Imperial Oil Ltd.	6,867,660	492,000,326
Nutrien Ltd.	2,328,574	119,222,989
Power Corp. of Canada	5,849,907	169,313,210
Wheaton Precious Metals Corp.	2,245,148	134,170,044
		1,132,439,576
Chile - 0.8%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	103,130,441

China - 2.9%
Alibaba Group Holding Ltd.	14,966,828	147,276,950
Prosus NV	6,142,389	214,266,813
		361,543,763
Faroe Islands - 0.3%
Bakkafrost P/F	801,656	41,874,262

Finland - 0.1%
Kesko OYJ, Class B	702,790	12,712,567

France - 5.8%
Danone SA	4,221,052	274,221,084
Laurent-Perrier (c)	558,938	72,286,823
Legrand SA	812,472	87,785,106
LVMH Moet Hennessy Louis Vuitton SE	33,358	23,529,479
Sanofi SA	1,580,799	162,968,575
Sodexo SA	686,065	64,975,408
Wendel SE	439,181	42,078,616
		727,845,091
Germany - 2.4%
Brenntag SE	557,632	39,667,892
FUCHS SE (Preference)	2,322,615	100,920,304
Henkel AG & Co. KGaA (Preference)	1,476,257	126,281,739
Merck KGaA	226,858	40,533,259
		307,403,194
Hong Kong - 3.0%
CK Asset Holdings Ltd.	20,256,000	77,399,622
Great Eagle Holdings Ltd.	22,777,700	30,981,064
Guoco Group Ltd.	7,806,340	64,945,839
Hongkong Land Holdings Ltd.	15,883,500	51,297,569
Hysan Development Co. Ltd.	17,131,457	23,461,378
Jardine Matheson Holdings Ltd.	3,666,800	129,177,560
		377,263,032
Japan - 16.9%
As One Corp.	2,756,760	59,396,239
Chofu Seisakusho Co. Ltd.	1,608,500	23,018,737
Daiichikosho Co. Ltd. (c)	5,732,560	69,191,420
FANUC Corp.	6,535,400	193,753,533
Hirose Electric Co. Ltd.	758,730	94,995,887
Hoshizaki Corp.	2,725,600	85,839,513
Kansai Paint Co. Ltd.	8,474,330	139,177,365
Keyence Corp.	74,800	32,707,077
Komatsu Ltd.	3,814,300	108,431,297
MISUMI Group, Inc.	830,100	15,276,033
Mitsubishi Electric Corp.	10,601,000	176,631,509
MS&AD Insurance Group Holdings, Inc.	9,185,000	216,532,222
Nagaileben Co. Ltd.	1,687,224	30,280,438
Nihon Kohden Corp.	4,940,200	76,125,627
Pilot Corp.	709,700	21,317,877
Secom Co. Ltd.	2,783,500	177,734,128
Shimano, Inc.	971,870	172,413,796
SK Kaken Co. Ltd.	437,805	28,085,218
SMC Corp.	195,690	95,216,015
Sompo Holdings, Inc.	6,648,400	151,596,270
T Hasegawa Co. Ltd.	1,906,436	40,934,014
TIS, Inc.	2,317,600	49,646,336
USS Co. Ltd.	2,082,400	18,782,225
		2,077,082,776
Mexico - 2.5%
Fomento Economico Mexicano SAB de CV, ADR	2,045,714	225,539,968
Fresnillo plc	1,426,722	10,811,586
Grupo Mexico SAB de CV, Series B	6,905,948	38,920,323
Industrias Penoles SAB de CV*	2,246,692	32,821,890
		308,093,767
Netherlands - 1.4%
HAL Trust	644,459	79,614,842
Heineken Holding NV	984,286	72,532,500
Pluxee NV*	801,545	18,788,110
		170,935,452
Norway - 1.0%
Orkla ASA	14,829,598	125,154,287

Singapore - 1.7%
Haw Par Corp. Ltd. (c)	19,436,313	151,759,749
UOL Group Ltd.	15,047,300	60,795,883
		212,555,632
South Korea - 4.3%
Fursys, Inc. (c)	872,463	27,875,464
Hyundai Mobis Co. Ltd.	505,396	81,768,172
KT&G Corp.	2,323,602	158,404,259
NAVER Corp.	609,111	77,687,547
NongShim Co. Ltd.	197,002	69,314,954

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Investments	Shares	Value ($)
Samsung Electronics Co. Ltd. (Preference)	2,345,824	111,677,280
		526,727,676
Sweden - 3.3%
Industrivarden AB, Class A	123,708	4,243,702
Industrivarden AB, Class C	1,572,517	53,303,847
Investor AB, Class A	966,810	27,332,312
Investor AB, Class B	8,216,652	233,271,808
L E Lundbergforetagen AB, Class B	296,080	14,967,898
Svenska Handelsbanken AB, Class A	6,838,494	69,026,878
		402,146,445
Switzerland - 4.8%
Cie Financiere Richemont SA (Registered)	1,663,507	253,737,005
Nestle SA (Registered)	1,236,148	125,212,711
Schindler Holding AG	682,064	182,557,292
Schindler Holding AG (Registered)	82,435	21,642,451
		583,149,459
Taiwan - 2.1%
Taiwan Secom Co. Ltd.	8,545,694	34,575,075
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,358,315	225,208,627
		259,783,702
Thailand - 0.8%
Bangkok Bank PCL, NVDR	20,440,959	78,589,010
Thai Beverage PCL	52,214,985	19,717,861
		98,306,871
Turkey - 0.8%
AG Anadolu Grubu Holding A/S	7,420,450	95,506,694

United Kingdom - 15.1%
BAE Systems plc	12,360,125	206,143,570
Berkeley Group Holdings plc	2,349,985	153,412,670
Big Yellow Group plc, REIT	2,602,379	40,470,653
British American Tobacco plc	8,116,884	287,995,425
Diageo plc	2,035,999	63,350,077
Great Portland Estates plc, REIT	7,832,988	35,345,480
Haleon plc	35,038,000	157,159,550
Lloyds Banking Group plc	182,339,363	139,298,183
Reckitt Benckiser Group plc	3,791,584	203,963,135
Shell plc	8,047,499	294,250,160
Unilever plc	4,820,100	295,302,566
		1,876,691,469
United States - 4.0%
Newmont Corp.	2,558,784	125,559,531
Royal Gold, Inc.	454,973	62,840,871
Willis Towers Watson plc	1,095,555	309,253,265
		497,653,667
TOTAL COMMON STOCKS (Cost $7,793,802,032)		10,773,983,746

Investments	Ounces	Value ($)
COMMODITIES - 10.4%

Gold bullion*
(Cost $429,791,638)	525,552	1,287,239,980

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.6%

Singapore - 0.6%
Republic of Singapore
1.25%, 11/1/2026 (Cost $74,861,154)	SGD	108,048,000	77,877,493

SHORT-TERM INVESTMENTS - 2.0%

COMMERCIAL PAPER - 1.8%
AES Corp. (The)
5.85%, 8/1/2024 (d)		36,295,000	36,289,117
Amphenol Corp.
5.34%, 8/1/2024 (d)(e)		10,082,000	10,080,510
Engie SA
5.42%, 8/26/2024 (d)(e)		15,000,000	14,942,802
5.38%, 11/1/2024 (d)		10,561,000	10,416,157
Entergy Corp.
5.40%, 8/1/2024 (d)(e)		13,106,000	13,104,037
General Motors Financial Co., Inc.
5.43%, 8/1/2024 (d)(e)		39,763,000	39,757,012
Hydro-Quebec
5.36%, 8/2/2024 (d)(e)		6,450,000	6,448,114
5.37%, 8/28/2024 (d)(e)		40,000,000	39,835,111
NRW Bank
5.40%, 8/5/2024 (d)(e)		8,921,000	8,914,486
5.40%, 9/13/2024 (d)(e)		10,000,000	9,935,768
5.32%, 10/28/2024 (d)		14,139,000	13,955,488
Sysco Corp.
5.40%, 8/1/2024 (d)(e)		8,066,000	8,064,797
TOTAL COMMERCIAL PAPER (Cost $211,774,530)			211,743,399
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.22%, 9/5/2024 (d)		10,000,000	9,948,697
5.28%, 12/5/2024 (d)		10,000,000	9,823,816
5.12%, 3/20/2025 (d)(f)		10,000,000	9,698,791
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,453,971)			29,471,304

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Investments	Shares	Value ($)

INVESTMENT COMPANIES - 0.0% (g)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (h) (Cost $80,920)	80,920	80,920
TOTAL SHORT-TERM INVESTMENTS (Cost $241,309,421)		241,295,623

Total Investments - 100.1% (Cost $8,539,764,245)		12,380,396,842
Liabilities in excess of other assets - (0.1)%		(9,879,057)
Net Assets - 100.0%		12,370,517,785

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at July 31, 2024 amounted to $22,251,993, which represents approximately 0.18% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$24.58

(b)	Security fair valued as of July 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at July 31, 2024 amounted to $22,251,993, which represents approximately 0.18% of net assets of the Fund.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	The rate shown was the current yield as of July 31, 2024.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2024 amounted to $151,082,637, which represents approximately 1.22% of net assets of the Fund.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of July 31, 2024.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	114,306,000	USD	123,667,661	Bank of New York Mellon	8/7/2024	$68,257
JPY	8,146,206,000	USD	52,840,826	Bank of New York Mellon	8/7/2024	1,578,119
USD	125,082,541	EUR	114,306,000	Bank of New York Mellon	8/7/2024	1,346,623
USD	55,680,109	JPY	8,146,206,000	Bank of New York Mellon	8/7/2024	1,261,164
GBP	6,763,000	USD	8,560,944	Goldman Sachs	9/4/2024	136,127
JPY	7,396,688,000	USD	48,168,065	Goldman Sachs	9/4/2024	1,463,431
USD	165,772,910	EUR	151,765,000	Goldman Sachs	9/4/2024	1,258,162
USD	49,762,433	JPY	7,396,688,000	Goldman Sachs	9/4/2024	130,937
USD	139,824,517	EUR	128,514,000	JPMorgan Chase Bank	10/2/2024	335,863
Total unrealized appreciation						7,578,683
USD	43,895,830	GBP	34,579,000	Goldman Sachs	9/4/2024	(572,009)
USD	45,006,069	GBP	35,376,000	JPMorgan Chase Bank	10/2/2024	(495,588)
USD	127,975,615	EUR	118,916,000	UBS AG	11/6/2024	(1,327,555)
USD	131,935,835	EUR	121,298,000	Bank of New York Mellon	12/4/2024	(133,897)
Total unrealized depreciation						(2,529,049)
Net unrealized appreciation						$5,049,634

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.7%
Automobile Components	0.7
Banks	3.1
Beverages	5.7
Broadline Retail	2.9
Chemicals	3.4
Commercial Services & Supplies	2.3
Commodities	10.4
Consumer Staples Distribution & Retail	0.1
Electrical Equipment	2.1
Electronic Equipment,Instruments & Components	1.1
Entertainment	0.6
Financial Services	5.3
Food Products	5.1
Foreign Government Securities	0.6
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	0.5
Household Durables	1.4
Household Products	2.6
Industrial Conglomerates	2.3
Insurance	6.9
Interactive Media & Services	0.6
IT Services	0.4
Leisure Products	1.4
Machinery	6.0
Metals & Mining	5.0
Office REITs	0.3
Oil, Gas & Consumable Fuels	6.4
Personal Care Products	3.7
Pharmaceuticals	2.8
Real Estate Management & Development	2.0
Semiconductors & Semiconductor Equipment	1.8
Specialized REITs	0.3
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	0.9
Textiles, Apparel & Luxury Goods	2.3
Tobacco	3.6
Trading Companies & Distributors	0.3
Short-Term Investments	2.0
Total Investments	100.1%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value July 31, 2024	Dividend Income
Common Stocks 3.6%
Belgium 0.2%
Legris Industries SA*‡(a)(b)	905,366	$15,384,962	$—	$—	$—	$6,867,031	$22,251,993	$—
Chile 0.8%
Cia Cervecerias Unidas SA, ADR	9,392,572	105,666,435	—	—	—	(2,535,994)	103,130,441	2,390,913
France 0.6%
Laurent-Perrier	558,938	69,786,652	—	—	—	2,500,171	72,286,823	1,087,248
Japan 0.6%
Daiichikosho Co. Ltd.	5,732,560	84,735,608	—	—	—	(15,544,188)	69,191,420	986,092
Singapore 1.2%
Haw Par Corp. Ltd.	19,436,313	135,861,236	—	(78,442)	31,779	15,945,176	151,759,749	2,882,350
South Korea 0.2%
Fursys,Inc.	872,463	18,766,466	—	—	—	9,108,998	27,875,464	632,116
Total Common Stocks		430,201,359	—	(78,442)	31,779	16,341,194	446,495,890	7,978,719
Total		$430,201,359	$—	$(78,442)	$31,779	$16,341,194	$446,495,890	$7,978,719

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of July 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at July 31, 2024 amounted to $22,251,993, which represents approximately 0.18% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at July 31, 2024 amounted to $22,251,993, which represents approximately 0.18% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 77.4%

Air Freight & Logistics - 3.3%
CH Robinson Worldwide, Inc.	362,126	32,247,320
Expeditors International of Washington, Inc.	98,323	12,272,677
		44,519,997
Banks - 1.1%
US Bancorp	330,658	14,839,931

Capital Markets - 3.5%
Bank of New York Mellon Corp. (The)	589,455	38,355,837
Charles Schwab Corp. (The)	143,493	9,354,308
		47,710,145
Chemicals - 1.2%
Nutrien Ltd. (Canada)	158,929	8,137,165
PPG Industries, Inc.	37,210	4,724,925
RPM International, Inc.	30,241	3,673,072
		16,535,162
Consumer Finance - 1.5%
American Express Co.	78,997	19,989,401

Electronic Equipment, Instruments & Components - 1.1%
IPG Photonics Corp.*	186,242	14,973,857

Energy Equipment & Services - 3.6%
Noble Corp. plc	73,511	3,471,189
NOV, Inc.	1,034,361	21,535,396
Schlumberger NV	486,530	23,494,534
		48,501,119
Entertainment - 0.7%
Walt Disney Co. (The)	109,127	10,224,109

Financial Services - 1.5%
Berkshire Hathaway, Inc., Class A*	32	21,094,747

Food Products - 0.7%
Kraft Heinz Co. (The)	262,298	9,235,513

Gas Utilities - 0.1%
UGI Corp.	71,525	1,772,389

Health Care Equipment & Supplies - 3.8%
Becton Dickinson & Co.	76,260	18,383,236
Dentsply Sirona, Inc.	503,680	13,669,875
Medtronic plc	246,406	19,791,330
		51,844,441
Health Care Providers & Services - 10.3%
Elevance Health, Inc.	76,733	40,824,258
HCA Healthcare, Inc.	157,427	57,153,872
UnitedHealth Group, Inc.	10,154	5,850,329
Universal Health Services, Inc., Class B	170,425	36,430,048
		140,258,507
Household Products - 2.7%
Colgate-Palmolive Co.	365,303	36,234,405

Insurance - 3.4%
Brown & Brown, Inc.	85,039	8,455,428
Fidelity National Financial, Inc.	158,855	8,802,155
Willis Towers Watson plc	104,185	29,409,342
		46,666,925
Interactive Media & Services - 7.3%
Alphabet, Inc., Class A	126,759	21,744,239
Alphabet, Inc., Class C	188,322	32,607,954
Meta Platforms, Inc., Class A	95,714	45,447,879
		99,800,072
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc., Class A*	19,277	6,522,566

Machinery - 3.6%
Cummins, Inc.	73,903	21,564,896
Deere & Co.	20,543	7,641,585
Flowserve Corp.	378,708	19,143,689
		48,350,170
Media - 3.1%
Charter Communications, Inc., Class A*	9,493	3,604,682
Comcast Corp., Class A	920,308	37,981,111
		41,585,793
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd. (Canada)	82,024	6,328,915
Barrick Gold Corp. (Canada)	619,890	11,474,164
Franco-Nevada Corp. (Canada)	31,259	4,028,248
Newmont Corp.	278,379	13,660,058
Royal Gold, Inc.	38,764	5,354,084
		40,845,469
Office REITs - 1.0%
BXP, Inc., REIT	102,688	7,322,681
Douglas Emmett, Inc., REIT	359,380	5,782,424
		13,105,105
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	317,531	37,656,001
ONEOK, Inc.	88,869	7,405,454
		45,061,455
Residential REITs - 1.5%
Equity Residential, REIT	296,839	20,668,900

Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	132,445	30,645,124
Texas Instruments, Inc.	137,787	28,082,369
		58,727,493
Software - 6.1%
Microsoft Corp.	22,886	9,574,358

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
Oracle Corp.	376,864	52,553,685
Salesforce, Inc.	80,777	20,905,087
		83,033,130
Specialized REITs - 1.4%
Extra Space Storage, Inc., REIT	42,904	6,848,336
Weyerhaeuser Co., REIT	401,701	12,758,024
		19,606,360
Specialty Retail - 0.5%
Ross Stores, Inc.	46,793	6,702,161

Tobacco - 3.3%
Philip Morris International, Inc.	390,627	44,984,605
TOTAL COMMON STOCKS (Cost $550,061,863)		1,053,393,927

Investments	Ounces	Value ($)
COMMODITIES - 11.9%

Gold bullion* (Cost $70,602,215)	66,311	162,416,352

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.5%

Oil, Gas & Consumable Fuels - 1.5%
Enterprise Products Partners LP (Cost $14,041,160)	685,243	19,776,113

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.9%

Banks - 0.1%
Manufacturers & Traders Trust Co.
4.65%, 1/27/2026	1,205,000	1,193,848

Financial Services - 0.2%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028 ‡ (a)(b)	2,892,400	2,653,614

Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	552,000
Embecta Corp.
5.00%, 2/15/2030 (b)	3,000,000	2,569,730
		3,121,730
Oil, Gas & Consumable Fuels - 0.4%
Enterprise Products Operating LLC
Series E, 5.25%, 8/16/2077	2,600,000	2,510,236
5.38%, 2/15/2078	2,750,000	2,598,403
		5,108,639
TOTAL CORPORATE BONDS (Cost $11,811,056)		12,077,831

CONVERTIBLE PREFERRED STOCKS - 0.4%

Banks - 0.4%
Bank of America Corp.
Series L, 7.25%, (c) (Cost $5,693,463)	4,250	5,087,293

SHORT-TERM INVESTMENTS - 7.9%

COMMERCIAL PAPER - 5.5%
AES Corp. (The)
5.85%, 8/1/2024 (d)	15,191,000	15,188,537
Amphenol Corp.
5.34%, 8/1/2024 (b)(d)	4,220,000	4,219,376
Entergy Corp.
5.40%, 8/1/2024 (b)(d)	5,486,000	5,485,178
General Motors Financial Co., Inc.
5.43%, 8/1/2024 (b)(d)	16,643,000	16,640,494
Honeywell International, Inc.
5.40%, 12/9/2024 (b)(d)	10,000,000	9,811,730
PepsiCo, Inc.
5.37%, 9/16/2024 (d)	10,000,000	9,931,254
Sysco Corp.
5.40%, 8/1/2024 (b)(d)	3,376,000	3,375,497
UnitedHealth Group, Inc.
5.37%, 8/1/2024 (d)	10,000,000	9,998,524
TOTAL COMMERCIAL PAPER (Cost $74,658,100)		74,650,590

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (f)
(Cost $35,652)	35,652	35,652

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 2.4%
U.S. Treasury Bills
5.22%, 8/15/2024 (d)	5,000,000	4,989,762
5.22%, 9/5/2024 (d)	5,000,000	4,974,348
5.24%, 9/19/2024 (d)	9,100,000	9,035,007
5.20%, 11/14/2024 (d)	9,000,000	8,866,344
5.28%, 12/5/2024 (d)	5,000,000	4,911,908
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,777,759)		32,777,369

TOTAL SHORT-TERM INVESTMENTS (Cost $107,471,511)		107,463,611

Total Investments - 100.0% (Cost $759,681,268)		1,360,215,127
Other assets less liabilities - 0.0% (e)		449,825
Net Assets - 100.0%		1,360,664,952

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at July 31, 2024 amounted to $2,653,614, which represents approximately 0.20% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Mexico Remittances Funding Fiduciary Estate Management Sarl	06/03/22-07/15/22	$2,554,315	$91.74

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2024 amounted to $44,755,619, which represents approximately 3.29% of net assets of the Fund.
(c)	Perpetual security. The rate reflected was the rate in effect on July 31, 2024. The maturity date reflects the next call date.
(d)	The rate shown was the current yield as of July 31, 2024.
(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of July 31, 2024.

Abbreviations
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	3.3%
Banks	1.6
Capital Markets	3.5
Chemicals	1.2
Commodities	11.9
Consumer Finance	1.5
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	3.6
Entertainment	0.7
Financial Services	1.7
Food Products	0.7
Gas Utilities	0.1
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	10.3
Household Products	2.7
Insurance	3.4
Interactive Media & Services	7.3
Life Sciences Tools & Services	0.5
Machinery	3.6
Media	3.1
Metals & Mining	3.0
Office REITs	1.0
Oil, Gas & Consumable Fuels	5.2
Residential REITs	1.5
Semiconductors & Semiconductor Equipment	4.3
Software	6.1
Specialized REITs	1.4
Specialty Retail	0.5
Tobacco	3.3
Short-Term Investments	7.9
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 79.1%

Australia - 4.7%
Northern Star Resources Ltd.	13,228,483	122,775,326

Canada - 57.4%
Agnico Eagle Mines Ltd.	1,793,824	138,410,220
Alamos Gold, Inc., Class A	7,340,172	125,096,329
B2Gold Corp.	17,553,298	52,635,102
Barrick Gold Corp.	16,161,427	299,148,014
Dundee Precious Metals, Inc. (a)	14,672,108	124,016,587
Franco-Nevada Corp.	933,486	120,295,389
G Mining Ventures Corp.	1,941,626	13,627,173
Kinross Gold Corp.	3,900,000	35,334,000
MAG Silver Corp.*	5,137,579	70,366,580
Novagold Resources, Inc.* (a)	23,427,501	111,983,455
Orla Mining Ltd.*	7,840,941	29,190,915
Wheaton Precious Metals Corp.	6,361,144	380,141,965
		1,500,245,729
Mexico - 1.2%
Fresnillo plc	1,477,558	11,196,817
Industrias Penoles SAB de CV*	1,403,600	20,505,171
		31,701,988
South Africa - 4.5%
Gold Fields Ltd., ADR	6,827,329	117,156,966

United Kingdom - 1.9%
Anglogold Ashanti plc	1,766,965	49,616,377

United States - 9.4%
Newmont Corp.	2,473,906	121,394,568
Royal Gold, Inc.	891,278	123,103,317
		244,497,885
TOTAL COMMON STOCKS (Cost $1,242,426,138)		2,065,994,271

Investments	Ounces	Value ($)
COMMODITIES - 18.0%

Gold bullion*	157,286	385,242,951
Silver bullion*	2,922,438	84,523,325
TOTAL COMMODITIES (Cost $345,752,669)		469,766,276

Investments	Number of Rights	Value ($)
RIGHTS - 0.1%

Canada - 0.1%
Pan American Silver Corp., CVR, expiring 2/22/2029*
Cost $45,973,715	6,835,667	3,102,026

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.8%

COMMERCIAL PAPER - 2.8%
AES Corp. (The)
5.85%, 8/1/2024 (b)	25,276,000	25,271,903
Amphenol Corp.
5.34%, 8/1/2024 (b)(c)	7,021,000	7,019,962
Entergy Corp.
5.40%, 8/1/2024 (b)(c)	9,127,000	9,125,633
General Motors Financial Co., Inc.
5.43%, 8/1/2024 (b)(c)	27,691,000	27,686,830
Sysco Corp.
5.40%, 8/1/2024 (b)(c)	5,617,000	5,616,162
TOTAL COMMERCIAL PAPER (Cost $74,732,000)		74,720,490

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (e) (Cost $62,564)	62,564	62,564
TOTAL SHORT-TERM INVESTMENTS (Cost $74,794,564)		74,783,054

Total Investments - 100.0% (Cost $1,708,947,086)		2,613,645,627
Liabilities in excess of other assets - 0.0% (d)		(732,866)
Net Assets - 100.0%		2,612,912,761

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of July 31, 2024.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2024 amounted to $49,448,587, which represents approximately 1.89% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2024.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	18.0%
Metals & Mining	79.2
Short-Term Investments	2.8
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2024 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value July 31, 2024	Dividend Income
Common Stocks 11.7%
Canada 11.7%
Dundee Precious Metals, Inc.	14,672,108	$93,341,751	$6,655,129	$(4,360,052)	$846,401	$27,533,358	$124,016,587	$1,547,729
MAG Silver Corp.*^	5,137,579	54,322,011	6,687,094	(11,382,104)	(2,304,442)	23,044,021	70,366,580	—
Novagold Resources, Inc.*	23,427,501	62,447,299	23,708,098	—	—	25,828,058	111,983,455	—
Total Common Stocks		210,111,061	37,050,321	(15,742,156)	(1,458,041)	76,405,437	306,366,622	1,547,729
Total		$210,111,061	$37,050,321	$(15,742,156)	$(1,458,041)	$76,405,437	$306,366,622	$1,547,729

*	Non-income producing security.
^	Represents an unaffiliated issuer as of July 31, 2024.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 63.3%

Brazil - 1.5%
Ambev SA, ADR	8,439,962	17,386,322
Itausa SA (Preference)	4,565,824	8,209,547
		25,595,869
Canada - 4.5%
Agnico Eagle Mines Ltd.	16,806	1,296,739
Barrick Gold Corp.	90,496	1,675,081
Franco-Nevada Corp.	42,649	5,496,042
Franco-Nevada Corp.	32,962	4,250,779
Imperial Oil Ltd.	238,922	17,116,413
Nutrien Ltd.	87,298	4,469,658
Power Corp. of Canada	883,284	25,564,791
Wheaton Precious Metals Corp. (a)	281,516	16,823,396
		76,692,899
Chile - 1.3%
Cia Cervecerias Unidas SA, ADR	1,327,830	14,579,573
Quinenco SA	2,083,758	7,260,936
		21,840,509
Finland - 0.1%
Kesko OYJ, Class B	97,249	1,759,109

France - 1.7%
Danone SA	101,186	6,573,559
Sanofi SA	161,273	16,626,042
Sodexo SA	38,666	3,661,955
Wendel SE	19,995	1,915,752
		28,777,308
Germany - 1.1%
FUCHS SE (Preference)	341,114	14,821,797
Henkel AG & Co. KGaA (Preference)	56,692	4,849,538
		19,671,335
Hong Kong - 2.9%
CK Asset Holdings Ltd.	2,483,000	9,487,720
Great Eagle Holdings Ltd.	675,644	918,977
Hongkong Land Holdings Ltd.	3,179,200	10,267,588
Jardine Matheson Holdings Ltd.	770,800	27,154,484
Mandarin Oriental International Ltd.	1,047,200	1,727,880
		49,556,649
Japan - 3.0%
FANUC Corp.	294,600	8,733,940
MS&AD Insurance Group Holdings, Inc.	250,100	5,895,994
Nagaileben Co. Ltd.	22,700	407,395
Nohmi Bosai Ltd.	70,300	1,161,170
Secom Co. Ltd.	176,700	11,282,781
Shimano, Inc.	91,300	16,197,001
Sompo Holdings, Inc.	204,800	4,669,833
USS Co. Ltd.	429,800	3,876,585
		52,224,699
Mexico - 2.7%
Coca-Cola Femsa SAB de CV, ADR (a)	179,026	16,189,321
Fomento Economico Mexicano SAB de CV, ADR (a)	153,196	16,889,859
GMexico Transportes SAB de CV (b)	1,116,309	2,170,185
Grupo Mexico SAB de CV, Series B	2,026,562	11,421,234
		46,670,599
Netherlands - 0.8%
HAL Trust	40,521	5,005,862
Heineken Holding NV	114,835	8,462,246
		13,468,108
Norway - 0.9%
Orkla ASA	1,929,729	16,285,934

Singapore - 0.7%
United Overseas Bank Ltd.	386,000	9,359,992
UOL Group Ltd.	764,200	3,087,611
		12,447,603
South Korea - 2.3%
KT&G Corp.	419,335	28,586,845
Samsung Electronics Co. Ltd. (Preference)	227,622	10,836,365
		39,423,210
Sweden - 0.6%
Svenska Handelsbanken AB, Class A	996,753	10,061,097

Switzerland - 4.6%
Cie Financiere Richemont SA (Registered)	168,707	25,733,110
Nestle SA (Registered)	350,514	35,504,493
Schindler Holding AG	61,668	16,505,699
Schindler Holding AG (Registered)	7,544	1,980,599
		79,723,901
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	47,844	7,932,535

Thailand - 0.7%
Bangkok Bank PCL, NVDR	1,467,900	5,643,610
Thai Beverage PCL	17,954,100	6,779,978
		12,423,588
United Kingdom - 10.0%
BAE Systems plc	807,624	13,469,645
Berkeley Group Holdings plc	222,665	14,536,106
British American Tobacco plc	1,195,354	42,412,394
Diageo plc	190,079	5,914,305
Great Portland Estates plc, REIT	523,564	2,362,524
Haleon plc	4,109,584	18,433,140
Lloyds Banking Group plc	11,546,087	8,820,635
Reckitt Benckiser Group plc	239,281	12,871,798
Unilever plc	871,901	53,416,859
		172,237,406
United States - 23.4%
Analog Devices, Inc. (a)	64,448	14,911,978
Bank of New York Mellon Corp. (The) (a)	258,634	16,829,314

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Shares	Value ($)
Becton Dickinson & Co.	84,288	20,318,465
BXP, Inc., REIT (a)	125,907	8,978,428
CH Robinson Worldwide, Inc. (a)	150,984	13,445,125
Colgate-Palmolive Co. (a)	287,438	28,510,975
Comcast Corp., Class A (a)	541,473	22,346,591
Douglas Emmett, Inc., REIT	366,396	5,895,312
Elevance Health, Inc. (a)	17,617	9,372,773
Equity Residential, REIT (a)	345,193	24,035,789
Exxon Mobil Corp. (a)	395,470	46,898,787
Fidelity National Financial, Inc.	84,603	4,687,852
Fidelity National Information Services, Inc. (a)	51,600	3,964,428
General Dynamics Corp. (a)	7,297	2,179,687
HCA Healthcare, Inc. (a)	75,005	27,230,565
IDACORP, Inc.	62,953	6,153,656
Kraft Heinz Co. (The)	133,886	4,714,126
Linde plc	53	24,036
Medtronic plc (a)	233,926	18,788,936
ONEOK, Inc. (a)	126,214	10,517,413
Oracle Corp. (a)	29,638	4,133,019
Philip Morris International, Inc. (a)	366,592	42,216,735
Royal Gold, Inc.	90,423	12,489,225
Schlumberger NV	153,224	7,399,187
Texas Instruments, Inc. (a)	121,579	24,779,016
Truist Financial Corp.	44	1,966
UGI Corp.	27,556	682,838
Universal Health Services, Inc., Class B	19,258	4,116,590
US Bancorp (a)	326,193	14,639,542
Weyerhaeuser Co., REIT	129,131	4,101,201
		404,363,555
TOTAL COMMON STOCKS (Cost $920,192,329)		1,091,155,913

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 11.4%

Australia - 0.2%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026 (c)	1,459,000	1,511,705
Nufarm Australia Ltd.
5.00%, 1/27/2030 (c)	2,595,000	2,386,992
		3,898,697
Canada - 0.8%
TransCanada PipeLines Ltd.
(United States SOFR Compounded Index + 1.52%), 6.91%, 3/9/2026 (d)	4,400,000	4,402,815
Transcanada Trust
Series 16-A, 5.88%, 8/15/2076	9,142,000	8,934,892
		13,337,707
Germany - 0.3%
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (c)(e)	3,879,000	3,782,195
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (c)(e)	1,336,632	1,325,986
		5,108,181
Mexico - 0.6%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028‡ (c)(f)	11,046,000	10,134,082

Poland - 0.1%
Canpack SA
3.13%, 11/1/2025 (c)	420,000	403,930
3.88%, 11/15/2029 (c)	1,000,000	897,367
		1,301,297
United Kingdom - 0.1%
BAT Capital Corp.
3.22%, 9/6/2026	2,425,000	2,343,318

United States - 9.3%
ACCO Brands Corp.
4.25%, 3/15/2029 (c)	6,858,000	6,243,684
American Airlines, Inc.
5.50%, 4/20/2026 (c)	2,489,572	2,472,902
5.75%, 4/20/2029 (c)	502,000	490,557
AMN Healthcare, Inc.
4.63%, 10/1/2027 (c)	2,959,000	2,842,467
Aramark Services, Inc.
5.00%, 2/1/2028 (c)	1,800,000	1,758,096
Ball Corp.
6.88%, 3/15/2028	4,152,000	4,269,074
Bank of New York Mellon Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (d)(g)	9,889,000	9,125,336
Boston Properties LP
REIT, 3.20%, 1/15/2025	1,817,000	1,795,228
Carnival Corp.
4.00%, 8/1/2028 (c)	1,206,000	1,141,067
CCO Holdings LLC
5.13%, 5/1/2027 (c)	1,807,000	1,755,075
5.38%, 6/1/2029 (c)	1,900,000	1,776,233
6.38%, 9/1/2029 (c)	1,835,000	1,786,674
Centene Corp.
4.25%, 12/15/2027	3,573,000	3,459,369
4.63%, 12/15/2029	450,000	433,107
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (c)	2,282,000	2,173,606

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
3.75%, 3/15/2029 (c)	1,522,000	1,407,970
Charter Communications Operating LLC
4.20%, 3/15/2028	1,850,000	1,778,716
CITGO Petroleum Corp.
7.00%, 6/15/2025 (c)	9,457,000	9,450,908
6.38%, 6/15/2026 (c)	4,182,000	4,182,167
Crown Americas LLC
4.75%, 2/1/2026	875,000	861,616
5.25%, 4/1/2030	900,000	881,444
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	1,770,000	1,735,104
4.13%, 4/1/2029 (c)	1,557,000	1,448,840
Embecta Corp.
5.00%, 2/15/2030 (c)	4,893,000	4,191,230
6.75%, 2/15/2030 (c)	2,292,000	2,043,683
Enterprise Products Operating LLC
Series E, 5.25%, 8/16/2077	4,500,000	4,344,640
Fair Isaac Corp.
5.25%, 5/15/2026 (c)	1,715,000	1,705,668
4.00%, 6/15/2028 (c)	2,764,000	2,600,618
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	2,525,000	2,539,571
HCA, Inc.
5.38%, 2/1/2025	8,401,000	8,385,252
5.88%, 2/15/2026	3,449,000	3,470,542
3.50%, 9/1/2030	2,788,000	2,572,137
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (c)	3,609,000	3,524,026
REIT, 5.25%, 3/15/2028 (c)	1,005,000	984,666
REIT, 5.00%, 7/15/2028 (c)	1,596,000	1,547,154
REIT, 4.88%, 9/15/2029 (c)	1,322,000	1,263,109
JPMorgan Chase & Co.
2.60%, 2/24/2026	1,750,000	1,723,218
KeyBank NA
4.15%, 8/8/2025	2,575,000	2,541,661
KFC Holding Co.
4.75%, 6/1/2027 (c)	2,322,000	2,272,353
Kraft Heinz Foods Co.
3.00%, 6/1/2026	1,800,000	1,744,520
Laboratory Corp. of America Holdings
3.60%, 2/1/2025	2,625,000	2,597,017
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (c)	2,583,000	2,357,998
Manufacturers & Traders Trust Co.
4.65%, 1/27/2026	3,480,000	3,447,793
4.70%, 1/27/2028	3,825,000	3,764,255
Mellon Capital IV
Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 6.17%, 8/30/2024 (d)(g)	2,125,000	1,844,722
Mileage Plus Holdings LLC
6.50%, 6/20/2027 (c)	3,263,739	3,292,741
MSCI, Inc.
4.00%, 11/15/2029 (c)	4,725,000	4,475,983
PRA Group, Inc.
7.38%, 9/1/2025 (c)	2,123,000	2,121,216
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (c)	4,405,000	4,112,033
Service Corp. International
4.63%, 12/15/2027	1,749,000	1,700,338
5.13%, 6/1/2029	857,000	839,875
Teleflex, Inc.
4.63%, 11/15/2027	2,919,000	2,838,757
4.25%, 6/1/2028 (c)	782,000	742,834
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024‡ (d)(g)	14,157,000	13,944,709
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	2,136,000	2,188,848
		160,992,407
TOTAL CORPORATE BONDS (Cost $196,292,296)		197,115,689

U.S. TREASURY OBLIGATIONS - 10.1%

U.S. Treasury Bonds
6.63%, 2/15/2027	7,350,000	7,815,692
6.13%, 11/15/2027	21,467,400	22,872,005
U.S. Treasury Inflation Linked Notes
0.38%, 7/15/2025	13,375,000	17,286,469
0.13%, 4/15/2027	14,230,800	15,007,021
1.25%, 4/15/2028	13,225,000	13,526,213
U.S. Treasury Notes
1.75%, 12/31/2024	17,647,000	17,398,839
1.75%, 3/15/2025	12,430,000	12,188,319
2.75%, 6/30/2025	17,750,000	17,431,609
0.38%, 12/31/2025	21,807,700	20,581,869
1.75%, 12/31/2026	12,960,000	12,249,731
4.63%, 9/30/2028	3,350,000	3,432,965
3.38%, 5/15/2033	12,050,000	11,461,621

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
3.88%, 8/15/2033 (h)	2,700,000	2,664,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost 174,853,928)		173,916,916

Investments	Ounces	Value ($)
COMMODITIES - 7.4%

Gold bullion*
(Cost $64,357,110)	52,290	128,074,711

Investments	Shares	Value ($)
PREFERRED STOCKS - 1.7%

United States - 1.7%
Charles Schwab Corp. (The)
Series D, 5.95%, (g)	46,239	1,153,201
MetLife, Inc.
Series A, (SOFR + 1.00%, 4.00% Floor), 6.60%, (d)(g)	128,986	3,103,403
Northern Trust Corp.
Series E, 4.70%, (g)	135,349	2,778,715
State Street Corp.
Series G, 5.35%, (g)	100,371	2,446,041
Truist Financial Corp.
Series R, 4.75%, (g)	499,123	9,997,434
US Bancorp
Series A, (CME Term SOFR 3 Month + 1.28%), 6.58%, (d)(g)	5,200	4,440,800
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 6.16%, (d)(g)	213,750	4,653,337
TOTAL PREFERRED STOCKS (Cost 30,138,537)		28,572,931

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.5%

Brazil - 0.3%
Federative Republic of Brazil
6.25%, 3/18/2031		850,000	857,348
Notas do Tesouro Nacional
10.00%, 1/1/2025	BRL	24,000,000	4,227,993
10.00%, 1/1/2027	BRL	5,000,000	853,688
			5,939,029
Canada - 0.1%
Province of Quebec
2.50%, 4/20/2026		893,000	863,484

Colombia - 0.2%
Republic of Colombia
3.00%, 1/30/2030		4,290,000	3,573,462

Italy - 0.3%
Republic of Italy
2.38%, 10/17/2024		5,300,000	5,262,884

Mexico - 0.2%
Mex Bonos Desarr Fix Rt
Series M, 5.75%, 3/5/2026	MXN	55,300,000	2,758,648

Romania - 0.1%
Romania Government Bond
6.63%, 2/17/2028 (c)		2,450,000	2,530,654

Saudi Arabia - 0.2%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)		2,600,000	2,595,169

Singapore - 0.1%
Republic of Singapore
1.25%, 11/1/2026	SGD	2,492,000	1,796,153
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 26,214,754)			25,319,483

CONVERTIBLE PREFERRED STOCKS - 1.5%

United States - 1.5%
Bank of America Corp.
Series L, 7.25%, (g)		10,496	12,563,817
Wells Fargo & Co.
Series L, 7.50%, (g)		11,123	13,378,188
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,438,618)			25,942,005

Investments	Shares		Value ($)
MASTER LIMITED PARTNERSHIPS - 1.0%

United States - 1.0%
Enterprise Products Partners LP (Cost $11,024,328)		612,186	17,667,688

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 0.2%

United States - 0.2%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027 (Cost $3,330,332)	3,342,078	3,380,255

MUNICIPAL BONDS - 0.2%
New York 0.2%
Oneida Indian Nation of New York,
Revenue, Series 2024 A, 8.00%, 09/01/2040 (c) (Cost $2,933,560)	3,000,000	3,016,083

LOAN ASSIGNMENTS - 0.1%

United States - 0.1%
Aramark Services, Inc., Term B-7 Loan - First Lien
(SOFR 1 month + 2.00%), 7.34%, 4/6/2028 (d) (Cost $2,500,000)	2,500,000	2,509,688

SHORT-TERM INVESTMENTS - 0.9%

COMMERCIAL PAPER - 0.9%
AES Corp. (The)
5.85%, 8/1/2024 (i)	5,578,000	5,577,096
Amphenol Corp.
5.34%, 8/1/2024 (c)(i)	1,550,000	1,549,771
Entergy Corp.
5.40%, 8/1/2024 (c)(i)	2,014,000	2,013,698
General Motors Financial Co., Inc.
5.43%, 8/1/2024 (c)(i)	6,111,000	6,110,080
Sysco Corp.
5.40%, 8/1/2024 (c)(i)	1,240,000	1,239,815
TOTAL COMMERCIAL PAPER (Cost $16,493,000)		16,490,460

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (j)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (k) (Cost $4,934)	4,934	4,934

TOTAL SHORT-TERM INVESTMENTS (Cost $16,497,934)		16,495,394

Total Investments - 99.3% (Cost $1,478,773,726)		1,713,166,756
Other assets less liabilities - 0.7%		11,638,484
Net Assets - 100.0%		1,724,805,240

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2024 amounted to $119,587,037, which represents approximately 6.93% of net assets of the Fund.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2024.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at July 31, 2024 amounted to $10,134,082, which represents approximately 0.59% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Mexico Remittances Funding Fiduciary Estate Management Sarl	01/12/21 - 08/23/23	$10,675,812	$91.74

(g)	Perpetual security. The rate reflected was the rate in effect on July 31, 2024. The maturity date reflects the next call date.

(h)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(i)	The rate shown was the current yield as of July 31, 2024.
(j)	Represents less than 0.05% of net assets.
(k)	Represents 7-day effective yield as of July 31, 2024.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,491,000	USD	5,940,713	Bank of New York Mellon	8/7/2024	$3,279
JPY	273,049,000	USD	1,771,148	Bank of New York Mellon	8/7/2024	52,896
USD	6,008,681	EUR	5,491,000	Bank of New York Mellon	8/7/2024	64,689
USD	1,866,316	JPY	273,049,000	Bank of New York Mellon	8/7/2024	42,272
JPY	221,611,000	USD	1,443,156	Goldman Sachs	9/4/2024	43,846
USD	7,801,207	EUR	7,142,000	Goldman Sachs	9/4/2024	59,209
USD	1,490,924	JPY	221,611,000	Goldman Sachs	9/4/2024	3,923
USD	7,688,967	EUR	7,067,000	JPMorgan Chase Bank	10/2/2024	18,469
Total unrealized appreciation						288,583
USD	3,127,910	GBP	2,465,000	Goldman Sachs	9/4/2024	(42,027)
USD	3,745,417	GBP	2,944,000	JPMorgan Chase Bank	10/2/2024	(41,243)
USD	6,980,136	EUR	6,486,000	UBS AG	11/6/2024	(72,408)
USD	6,936,263	EUR	6,377,000	Bank of New York Mellon	12/4/2024	(7,039)
Total unrealized depreciation						(162,717)
Net unrealized appreciation						$125,866

Abbreviations
ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
PIK	Pay in Kind

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Written Call Options Contracts as of July 31, 2024:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	75	USD	(1,735,350)	USD	260.00	9/20/2024	(15,000)
Analog Devices, Inc.	Exchange Traded	75	USD	(1,735,350)	USD	310.00	12/20/2024	(9,000)
Analog Devices, Inc.	Exchange Traded	75	USD	(1,735,350)	USD	320.00	12/20/2024	(6,000)
Bank of New York Mellon Corp. (The)	Exchange Traded	702	USD	(4,567,914)	USD	60.00	12/20/2024	(498,420)
Bank of New York Mellon Corp. (The)	Exchange Traded	329	USD	(2,140,803)	USD	62.50	12/20/2024	(174,370)
Bank of New York Mellon Corp. (The)	Exchange Traded	330	USD	(2,147,310)	USD	65.00	12/20/2024	(125,400)
Bank of New York Mellon Corp. (The)	Exchange Traded	263	USD	(1,711,341)	USD	75.00	12/20/2024	(17,095)
Bank of New York Mellon Corp. (The)	Exchange Traded	311	USD	(2,023,677)	USD	75.00	1/17/2025	(30,322)
Bank of New York Mellon Corp. (The)	Exchange Traded	287	USD	(1,867,509)	USD	80.00	1/17/2025	(12,915)
BXP, Inc., REIT	Exchange Traded	286	USD	(2,039,466)	USD	80.00	10/18/2024	(38,610)
BXP, Inc., REIT	Exchange Traded	286	USD	(2,039,466)	USD	90.00	1/17/2025	(39,325)
BXP, Inc., REIT	Exchange Traded	250	USD	(1,782,750)	USD	95.00	1/17/2025	(20,625)
CH Robinson Worldwide, Inc.	Exchange Traded	195	USD	(1,736,475)	USD	105.00	1/17/2025	(36,075)
CH Robinson Worldwide, Inc.	Exchange Traded	195	USD	(1,736,475)	USD	110.00	1/17/2025	(22,425)
CH Robinson Worldwide, Inc.	Exchange Traded	204	USD	(1,816,620)	USD	120.00	11/15/2024	(15,810)
Coca-Cola Femsa SAB de CV, ADR	Exchange Traded	202	USD	(1,826,686)	USD	100.00	11/15/2024	(41,915)
Colgate-Palmolive Co.	Exchange Traded	143	USD	(1,418,417)	USD	85.00	8/16/2024	(208,065)
Colgate-Palmolive Co.	Exchange Traded	218	USD	(2,162,342)	USD	97.50	8/16/2024	(53,410)
Colgate-Palmolive Co.	Exchange Traded	205	USD	(2,033,395)	USD	97.50	1/17/2025	(143,500)
Colgate-Palmolive Co.	Exchange Traded	185	USD	(1,835,015)	USD	100.00	8/16/2024	(15,725)
Colgate-Palmolive Co.	Exchange Traded	354	USD	(3,511,326)	USD	105.00	8/16/2024	(3,540)
Colgate-Palmolive Co.	Exchange Traded	354	USD	(3,511,326)	USD	110.00	11/15/2024	(21,240)
Colgate-Palmolive Co.	Exchange Traded	185	USD	(1,835,015)	USD	115.00	11/15/2024	(5,088)
Comcast Corp., Class A	Exchange Traded	400	USD	(1,650,800)	USD	65.00	1/17/2025	(2,000)
Elevance Health, Inc.	Exchange Traded	31	USD	(1,649,293)	USD	600.00	9/20/2024	(3,798)
Elevance Health, Inc.	Exchange Traded	31	USD	(1,649,293)	USD	600.00	12/20/2024	(28,675)
Equity Residential, REIT	Exchange Traded	255	USD	(1,775,565)	USD	75.00	10/18/2024	(18,487)
Equity Residential, REIT	Exchange Traded	263	USD	(1,831,269)	USD	75.00	11/15/2024	(30,902)
Equity Residential, REIT	Exchange Traded	514	USD	(3,578,982)	USD	80.00	11/15/2024	(20,560)
Exxon Mobil Corp.	Exchange Traded	169	USD	(2,004,171)	USD	125.00	12/20/2024	(73,515)
Exxon Mobil Corp.	Exchange Traded	148	USD	(1,755,132)	USD	135.00	8/16/2024	(444)
Exxon Mobil Corp.	Exchange Traded	152	USD	(1,802,568)	USD	140.00	9/20/2024	(1,216)
Exxon Mobil Corp.	Exchange Traded	145	USD	(1,719,555)	USD	145.00	8/16/2024	(1,450)
Exxon Mobil Corp.	Exchange Traded	170	USD	(2,016,030)	USD	145.00	12/20/2024	(9,690)
Exxon Mobil Corp.	Exchange Traded	144	USD	(1,707,696)	USD	150.00	9/20/2024	(792)
Exxon Mobil Corp.	Exchange Traded	149	USD	(1,766,991)	USD	150.00	10/18/2024	(1,341)
Exxon Mobil Corp.	Exchange Traded	143	USD	(1,695,837)	USD	150.00	12/20/2024	(5,005)
Exxon Mobil Corp.	Exchange Traded	144	USD	(1,707,696)	USD	155.00	10/18/2024	(4,320)
Exxon Mobil Corp.	Exchange Traded	149	USD	(1,766,991)	USD	155.00	12/20/2024	(2,831)
Fidelity National Information Services, Inc.	Exchange Traded	516	USD	(3,964,428)	USD	72.50	10/18/2024	(356,040)
Fomento Economico Mexicano SAB de CV, ADR	Exchange Traded	145	USD	(1,598,625)	USD	140.00	10/18/2024	(52,200)
General Dynamics Corp.	Exchange Traded	72	USD	(2,150,712)	USD	280.00	1/17/2025	(183,600)
HCA Healthcare, Inc.	Exchange Traded	118	USD	(4,283,990)	USD	330.00	9/20/2024	(448,990)
HCA Healthcare, Inc.	Exchange Traded	66	USD	(2,396,130)	USD	350.00	1/17/2025	(249,810)
HCA Healthcare, Inc.	Exchange Traded	50	USD	(1,815,250)	USD	370.00	9/20/2024	(54,250)
HCA Healthcare, Inc.	Exchange Traded	52	USD	(1,887,860)	USD	375.00	9/20/2024	(42,120)
HCA Healthcare, Inc.	Exchange Traded	47	USD	(1,706,335)	USD	390.00	10/18/2024	(30,080)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
HCA Healthcare, Inc.	Exchange Traded	47	USD	(1,706,335)	USD	410.00	12/20/2024	(41,830)
HCA Healthcare, Inc.	Exchange Traded	50	USD	(1,815,250)	USD	415.00	12/20/2024	(42,500)
HCA Healthcare, Inc.	Exchange Traded	50	USD	(1,815,250)	USD	420.00	12/20/2024	(40,250)
HCA Healthcare, Inc.	Exchange Traded	54	USD	(1,960,470)	USD	450.00	1/17/2025	(25,920)
Medtronic plc	Exchange Traded	204	USD	(1,638,528)	USD	100.00	1/17/2025	(8,160)
Medtronic plc	Exchange Traded	200	USD	(1,606,400)	USD	105.00	1/17/2025	(13,400)
Medtronic plc	Exchange Traded	200	USD	(1,606,400)	USD	120.00	11/15/2024	(37,000)
ONEOK, Inc.	Exchange Traded	487	USD	(4,058,171)	USD	90.00	10/18/2024	(33,116)
ONEOK, Inc.	Exchange Traded	217	USD	(1,808,261)	USD	92.50	1/17/2025	(28,427)
ONEOK, Inc.	Exchange Traded	210	USD	(1,749,930)	USD	95.00	10/18/2024	(4,200)
Oracle Corp.	Exchange Traded	134	USD	(1,868,630)	USD	150.00	9/20/2024	(45,560)
Philip Morris International, Inc.	Exchange Traded	508	USD	(5,850,128)	USD	120.00	12/20/2024	(187,452)
Philip Morris International, Inc.	Exchange Traded	187	USD	(2,153,492)	USD	120.00	1/17/2025	(75,174)
Philip Morris International, Inc.	Exchange Traded	168	USD	(1,934,688)	USD	125.00	12/20/2024	(36,120)
Philip Morris International, Inc.	Exchange Traded	150	USD	(1,727,400)	USD	140.00	1/17/2025	(6,375)
Philip Morris International, Inc.	Exchange Traded	142	USD	(1,635,272)	USD	150.00	12/20/2024	(1,562)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	113	USD	(1,873,540)	USD	200.00	8/16/2024	(1,582)
Texas Instruments, Inc.	Exchange Traded	85	USD	(1,732,385)	USD	240.00	8/16/2024	(11,135)
Texas Instruments, Inc.	Exchange Traded	260	USD	(5,299,060)	USD	250.00	9/20/2024	(4,680)
Texas Instruments, Inc.	Exchange Traded	85	USD	(1,732,385)	USD	250.00	10/18/2024	(5,058)
Texas Instruments, Inc.	Exchange Traded	167	USD	(3,403,627)	USD	260.00	9/20/2024	(1,336)
Texas Instruments, Inc.	Exchange Traded	85	USD	(1,732,385)	USD	260.00	12/20/2024	(11,348)
Texas Instruments, Inc.	Exchange Traded	85	USD	(1,732,385)	USD	280.00	12/20/2024	(4,037)
Universal Health Services, Inc., Class B	Exchange Traded	80	USD	(1,710,080)	USD	240.00	9/20/2024	(9,600)
Universal Health Services, Inc., Class B	Exchange Traded	80	USD	(1,710,080)	USD	240.00	10/18/2024	(20,160)
US Bancorp	Exchange Traded	397	USD	(1,781,736)	USD	60.00	9/20/2024	(1,985)
Wheaton Precious Metals Corp.	Exchange Traded	339	USD	(2,025,864)	USD	70.00	9/20/2024	(13,560)
								(3,887,518)
Total Written Options Contracts (Premiums Received ($2,179,055))								(3,887,518)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.9%
Air Freight & Logistics	0.8
Automobile Components	0.3
Banks	7.3
Beverages	5.0
Capital Markets	2.3
Chemicals	1.2
Commercial Services & Supplies	1.2
Commodities	7.4
Consumer Finance	0.1
Consumer Staples Distribution & Retail	0.1
Containers & Packaging	0.5
Diversified Consumer Services	0.1
Diversified Telecommunication Services	0.3
Electric Utilities	0.4
Electronic Equipment, Instruments & Components	0.1
Energy Equipment & Services	0.4
Financial Services	1.4
Food Products	3.9
Foreign Government Securities	1.5

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Gas Utilities	0.0	%*
Ground Transportation	0.1
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	3.5
Hotels, Restaurants & Leisure	0.5
Hotels, Restaurants and Leisure	0.1
Household Durables	0.8
Household Products	2.8
Industrial Conglomerates	2.0
Insurance	2.6
Leisure Products	0.9
Life Sciences Tools & Services	0.2
Machinery	1.8
Media	1.4
Metals & Mining	3.1
Office REITs	1.0
Oil, Gas & Consumable Fuels	7.3
Passenger Airlines	0.6
Personal Care Products	4.4
Pharmaceuticals	1.0
Professional Services	0.2
Real Estate Management & Development	1.4
Residential REITs	1.4
Semiconductors & Semiconductor Equipment	2.8
Software	0.5
Specialized REITs	0.6
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	0.6
Textiles, Apparel & Luxury Goods	1.5
Tobacco	6.7
Trading Companies & Distributors	0.1
U.S. Treasury Obligations	10.1
Short-Term Investments	0.9
Total Investments	99.3%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.7%

Air Freight & Logistics - 5.5%
CH Robinson Worldwide, Inc.	136,764	12,178,834
Expeditors International of Washington, Inc.	90,837	11,338,275
		23,517,109
Beverages - 2.6%
PepsiCo, Inc.	63,147	10,903,593

Electronic Equipment, Instruments & Components - 4.7%
TE Connectivity Ltd.	128,999	19,908,416

Food Products - 0.4%
Nestle SA (Registered) (Switzerland)	16,864	1,708,199

Health Care Equipment & Supplies - 6.9%
Becton Dickinson & Co.	64,686	15,593,207
Medtronic plc	171,950	13,811,024
		29,404,231
Health Care Providers & Services - 11.2%
Elevance Health, Inc.	15,101	8,034,185
HCA Healthcare, Inc.	48,122	17,470,692
UnitedHealth Group, Inc.	38,262	22,045,034
		47,549,911
Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp.	50,172	3,910,907

Household Products - 3.5%
Colgate-Palmolive Co.	149,013	14,780,599

Insurance - 4.2%
Fidelity National Financial, Inc.	98,296	5,446,581
Willis Towers Watson plc	43,652	12,322,087
		17,768,668
Interactive Media & Services - 10.1%
Alphabet, Inc., Class A	149,998	25,730,657
Meta Platforms, Inc., Class A	36,096	17,139,464
		42,870,121
IT Services - 0.2%
Accenture plc, Class A (Ireland)	2,689	889,037

Machinery - 4.2%
Schindler Holding AG (Switzerland)	67,234	17,995,462

Media - 5.5%
Comcast Corp., Class A	567,210	23,408,757

Oil, Gas & Consumable Fuels - 4.9%
Exxon Mobil Corp.	111,728	13,249,824
ONEOK, Inc.	93,222	7,768,189
		21,018,013
Pharmaceuticals - 0.2%
Merck KGaA (Germany)	4,233	756,320

Semiconductors & Semiconductor Equipment - 7.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	15,430	2,558,294
Texas Instruments, Inc.	133,665	27,242,264
		29,800,558
Software - 9.0%
Microsoft Corp.	15,133	6,330,891
Oracle Corp.	196,170	27,355,906
Salesforce, Inc.	17,666	4,571,961
		38,258,758
Specialized REITs - 2.9%
Extra Space Storage, Inc., REIT	78,297	12,497,767

Specialty Retail - 7.6%
Home Depot, Inc. (The)	55,327	20,369,188
Ross Stores, Inc.	84,165	12,054,953
		32,424,141
Tobacco - 5.2%
British American Tobacco plc (United Kingdom)	129,273	4,586,739
Philip Morris International, Inc.	150,598	17,342,866
		21,929,605
TOTAL COMMON STOCKS (Cost $295,818,591)		411,300,172

MASTER LIMITED PARTNERSHIPS - 2.4%

Oil, Gas & Consumable Fuels - 2.4%
Enterprise Products Partners LP (Cost $8,719,025)	348,856	10,067,984

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.9%

COMMERCIAL PAPER - 0.9%
AES Corp. (The)
5.85%, 8/1/2024 (a)	1,259,000	1,258,796
Amphenol Corp.
5.34%, 8/1/2024 (a)(b)	350,000	349,948
Entergy Corp.
5.40%, 8/1/2024 (a)(b)	455,000	454,932
General Motors Financial Co., Inc.
5.43%, 8/1/2024 (a)(b)	1,379,000	1,378,793
Sysco Corp.
5.40%, 8/1/2024 (a)(b)	280,000	279,958
TOTAL COMMERCIAL PAPER (Cost $3,723,000)		3,722,427

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (d) (Cost $2,248)	2,248	2,248
TOTAL SHORT-TERM INVESTMENTS (Cost $3,725,248)		3,724,675

Total Investments - 100.0% (Cost $308,262,864)		425,092,831
Other assets less liabilities - 0.0% (c)		203,664
Net Assets - 100.0%		425,296,495

(a)	The rate shown was the current yield as of July 31, 2024.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2024 amounted to $2,463,631, which represents approximately 0.58% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2024.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	5.5%
Beverages	2.6
Electronic Equipment, Instruments & Components	4.7
Food Products	0.4
Health Care Equipment & Supplies	6.9
Health Care Providers & Services	11.2
Hotels, Restaurants & Leisure	0.9
Household Products	3.5
Insurance	4.2
Interactive Media & Services	10.1
IT Services	0.2
Machinery	4.2
Media	5.5
Oil, Gas & Consumable Fuels	7.3
Pharmaceuticals	0.2
Semiconductors & Semiconductor Equipment	7.0
Software	9.0
Specialized REITs	2.9
Specialty Retail	7.6
Tobacco	5.2
Short-Term Investments	0.9
Total Investments	100.0%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 94.4%

Aerospace & Defense - 4.2%
AAR Corp.*	183,260	11,838,596
Astronics Corp.*	355,254	8,181,500
Curtiss-Wright Corp.	40,393	11,903,817
Ducommun, Inc.*	206,830	13,272,281
Hexcel Corp.	68,609	4,542,602
Kratos Defense & Security Solutions, Inc.*	378,088	8,522,103
Leonardo DRS, Inc.*	341,473	9,629,539
Triumph Group, Inc.*	637,097	10,442,020
V2X, Inc.*	165,434	8,624,074
		86,956,532
Air Freight & Logistics - 1.2%
Air Transport Services Group, Inc.*	467,459	7,544,788
GXO Logistics, Inc.*	244,871	13,707,879
Radiant Logistics, Inc.*	467,342	2,906,867
		24,159,534
Automobile Components - 0.7%
Goodyear Tire & Rubber Co. (The)*	877,433	10,265,966
Modine Manufacturing Co.*	29,493	3,470,147
		13,736,113
Banks - 3.6%
Ameris Bancorp	269,230	16,393,415
Axos Financial, Inc.*	192,754	14,072,969
Dime Community Bancshares, Inc.	476,270	12,040,106
Old National Bancorp	496,423	9,938,388
Seacoast Banking Corp. of Florida	598,036	16,649,322
Valley National Bancorp	742,392	6,236,093
		75,330,293
Beverages - 0.1%
Duckhorn Portfolio, Inc. (The)*	349,171	2,534,981

Biotechnology - 1.1%
CareDx, Inc.*	824,760	16,486,952
Ironwood Pharmaceuticals, Inc., Class A*	1,005,503	6,867,586
		23,354,538
Building Products - 2.1%
AZEK Co., Inc. (The), Class A*	83,188	3,734,309
Gibraltar Industries, Inc.*	64,647	4,801,333
Insteel Industries, Inc.	341,369	11,691,888
Janus International Group, Inc.*	760,244	10,962,719
JELD-WEN Holding, Inc.*	310,559	5,183,230
Quanex Building Products Corp.	211,023	7,048,168
		43,421,647
Capital Markets - 1.6%
Evercore, Inc., Class A	63,686	15,946,338
Forge Global Holdings, Inc.*	203,783	295,485
Moelis & Co., Class A	113,943	7,748,124
Perella Weinberg Partners, Class A	431,835	8,161,681
		32,151,628
Chemicals - 5.2%
AdvanSix, Inc.	570,746	15,963,766
American Vanguard Corp.	501,142	4,820,986
Ashland, Inc.	104,424	10,092,580
Huntsman Corp.	604,103	14,456,185
Intrepid Potash, Inc.*	553,861	14,450,233
Kronos Worldwide, Inc.	382,020	4,568,959
LSB Industries, Inc.*	1,433,001	13,054,639
Mativ Holdings, Inc.	413,353	7,890,909
Minerals Technologies, Inc.	57,156	4,479,887
Stepan Co.	66,762	5,650,068
Tronox Holdings plc, Class A	712,628	11,516,068
		106,944,280
Commercial Services & Supplies - 2.0%
ARC Document Solutions, Inc.	208,026	634,479
CECO Environmental Corp.*	537,463	15,693,920
Interface, Inc., Class A	160,790	2,778,451
Quest Resource Holding Corp.*	195,164	1,647,184
Stericycle, Inc.*	174,370	10,209,364
VSE Corp.	110,996	9,877,534
		40,840,932
Communications Equipment - 1.5%
ADTRAN Holdings, Inc.	704,039	4,766,344
Aviat Networks, Inc.*	106,150	3,290,650
Ceragon Networks Ltd. (Israel)*	457,515	1,267,317
Digi International, Inc.*	241,948	6,605,180
Lantronix, Inc.*	847,896	3,476,374
NETGEAR, Inc.*	107,326	1,704,337
NetScout Systems, Inc.*	223,535	4,548,937
Viavi Solutions, Inc.*	634,130	5,098,405
		30,757,544
Construction & Engineering - 0.8%
Ameresco, Inc., Class A*	83,705	2,642,567
Arcosa, Inc.	124,209	11,540,258
Orion Group Holdings, Inc.*	227,421	1,867,126
		16,049,951
Consumer Staples Distribution & Retail - 0.8%
Chefs' Warehouse, Inc. (The)*	340,113	14,145,300
Natural Grocers by Vitamin Cottage, Inc.	75,097	2,048,646
		16,193,946
Containers & Packaging - 0.9%
Sealed Air Corp.	351,996	13,393,448
TriMas Corp.	226,563	5,568,918
		18,962,366
Diversified Consumer Services - 1.0%
Chegg, Inc.*	636,139	2,169,234
Lincoln Educational Services Corp.*	715,962	10,102,224
Universal Technical Institute, Inc.*	474,755	8,991,860
		21,263,318

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
Diversified REITs - 0.4%
Armada Hoffler Properties, Inc., REIT	751,196	8,924,209

Electrical Equipment - 0.9%
EnerSys	8,501	934,515
Generac Holdings, Inc.*	27,491	4,279,799
LSI Industries, Inc.	406,695	6,938,216
Thermon Group Holdings, Inc.*	223,680	7,338,941
		19,491,471
Electronic Equipment, Instruments & Components - 4.8%
Advanced Energy Industries, Inc.	101,713	11,836,342
Airgain, Inc.* (a)	539,752	4,037,345
Avnet, Inc.	142,433	7,657,198
Belden, Inc.	81,760	7,578,334
Benchmark Electronics, Inc.	266,447	12,754,818
Coherent Corp.*	94,122	6,558,421
Fabrinet (Thailand)*	44,157	9,739,268
Iteris, Inc.*	478,403	2,348,959
Plexus Corp.*	52,193	6,689,577
Sanmina Corp.*	179,386	13,513,147
SmartRent, Inc., Class A*	1,276,927	2,349,546
TTM Technologies, Inc.*	675,334	13,087,973
		98,150,928
Energy Equipment & Services - 2.3%
Helix Energy Solutions Group, Inc.*	274,543	3,239,607
Helmerich & Payne, Inc.	106,515	4,305,336
Liberty Energy, Inc., Class A	252,751	6,103,937
NOV, Inc.	182,764	3,805,147
Oil States International, Inc.*	1,912,313	10,938,430
ProPetro Holding Corp.*	419,824	4,026,112
RPC, Inc.	268,034	2,002,214
SEACOR Marine Holdings, Inc.*	473,336	6,560,437
Smart Sand, Inc.*	141,097	293,482
US Silica Holdings, Inc.*	452,932	7,015,917
		48,290,619
Financial Services - 3.1%
Cantaloupe, Inc.*	408,465	3,181,942
International Money Express, Inc.*	479,164	10,642,233
MGIC Investment Corp.	648,479	16,108,218
NMI Holdings, Inc., Class A*	388,568	15,290,151
Radian Group, Inc.	415,547	15,416,794
Remitly Global, Inc.*	241,110	3,185,063
		63,824,401
Food Products - 1.3%
Hain Celestial Group, Inc. (The)*	361,680	2,799,403
Ingredion, Inc.	91,781	11,414,803
Mama's Creations, Inc.*	713,121	5,433,982
Utz Brands, Inc.	421,208	6,250,727
		25,898,915
Ground Transportation - 1.7%
FTAI Infrastructure, Inc.	351,519	3,624,161
Heartland Express, Inc.	607,893	7,884,372
Proficient Auto Logistics, Inc.*	147,918	2,980,548
RXO, Inc.*	228,385	7,242,088
Werner Enterprises, Inc.	329,503	12,913,223
		34,644,392
Health Care Equipment & Supplies - 2.8%
Alphatec Holdings, Inc.*	254,715	2,572,621
AngioDynamics, Inc.*	299,188	2,345,634
Artivion, Inc.*	548,871	14,901,848
Embecta Corp.	356,762	5,590,460
Enovis Corp.*	254,898	12,143,341
ICU Medical, Inc.*	37,692	4,786,130
Neuronetics, Inc.*	957,815	1,791,114
Silk Road Medical, Inc.*	184,160	4,974,162
Varex Imaging Corp.*	320,570	4,741,230
Zimvie, Inc.*	214,607	4,536,792
		58,383,332
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc.*	147,615	9,572,833
AdaptHealth Corp., Class A*	817,379	9,285,426
Brookdale Senior Living, Inc.*	968,179	7,484,024
InfuSystem Holdings, Inc.*	620,061	4,278,421
Option Care Health, Inc.*	209,219	6,211,712
Pennant Group, Inc. (The)*	344,352	10,265,133
Performant Financial Corp.*	2,045,820	7,589,992
RadNet, Inc.*	84,204	5,031,189
Select Medical Holdings Corp.	257,865	10,252,712
Surgery Partners, Inc.*	281,434	8,544,336
Tenet Healthcare Corp.*	80,180	12,002,946
		90,518,724
Health Care Technology - 0.7%
HealthStream, Inc.	485,372	14,420,402
iCAD, Inc.*	637,491	841,488
		15,261,890
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc.*	74,615	2,356,342
Cheesecake Factory, Inc. (The)	298,017	11,589,881
Chuy's Holdings, Inc.*	338,922	12,570,617
Denny's Corp.*	1,180,722	8,690,114
El Pollo Loco Holdings, Inc.*	197,593	2,382,971
Potbelly Corp.*	986,320	7,200,136
Red Robin Gourmet Burgers, Inc.*	637,969	3,579,006
		48,369,067
Household Durables - 3.9%
Beazer Homes USA, Inc.*	439,016	14,781,669
Cavco Industries, Inc.*	10,863	4,504,017
Century Communities, Inc.	100,910	10,566,286
Ethan Allen Interiors, Inc.	120,580	3,722,305
Installed Building Products, Inc.	41,471	11,211,685
LGI Homes, Inc.*	86,348	9,936,064
Skyline Champion Corp.*	99,417	8,103,480
Smith Douglas Homes Corp., Class A*	79,509	2,615,051
Sonos, Inc.*	338,036	4,563,486
Taylor Morrison Home Corp., Class A*	140,699	9,438,089

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
Universal Electronics, Inc.*	148,331	1,763,655
		81,205,787
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	143,544	12,145,258

Insurance - 4.0%
Axis Capital Holdings Ltd.	186,907	14,158,205
Citizens, Inc., Class A*	425,249	1,101,395
First American Financial Corp.	167,484	10,146,181
Kemper Corp.	261,187	16,731,639
Lincoln National Corp.	426,132	14,190,196
Old Republic International Corp.	392,480	13,587,657
Stewart Information Services Corp.	178,240	12,601,568
		82,516,841
Interactive Media & Services - 1.6%
Cars.com, Inc.*	498,249	10,273,894
DHI Group, Inc.*	609,933	1,293,058
EverQuote, Inc., Class A*	456,985	11,922,739
QuinStreet, Inc.*	545,946	10,209,190
		33,698,881
IT Services - 0.4%
Backblaze, Inc., Class A*	1,012,336	6,701,665
Brightcove, Inc.*	586,277	1,395,339
		8,097,004
Leisure Products - 0.3%
AMMO, Inc.*	1,366,387	2,486,825
Clarus Corp.	507,081	3,062,769
		5,549,594
Life Sciences Tools & Services - 0.5%
Fortrea Holdings, Inc.*	358,102	9,880,034

Machinery - 4.4%
Astec Industries, Inc.	200,622	7,039,826
Barnes Group, Inc.	340,978	13,755,053
Columbus McKinnon Corp.	173,915	6,636,596
Enpro, Inc.	59,908	10,240,674
Gencor Industries, Inc.*	62,748	1,545,483
Graham Corp.*	297,837	9,760,118
John Bean Technologies Corp.	67,485	6,639,174
Luxfer Holdings plc (United Kingdom)	281,815	3,646,686
Manitex International, Inc.*	277,094	1,410,408
Mayville Engineering Co., Inc.*	262,371	5,013,910
Park-Ohio Holdings Corp.	161,377	5,038,190
Shyft Group, Inc. (The)	451,461	7,571,001
Trinity Industries, Inc.	376,175	12,436,346
		90,733,465
Metals & Mining - 4.9%
Arch Resources, Inc.	77,194	11,312,781
Carpenter Technology Corp.	109,699	16,001,793
Century Aluminum Co.*	602,027	9,096,628
Coeur Mining, Inc.*	2,220,016	14,407,904
Commercial Metals Co.	206,425	12,406,143
Ferroglobe plc	1,603,027	8,896,800
Haynes International, Inc.	145,729	8,678,162
Hecla Mining Co.	1,493,030	8,629,713
Kaiser Aluminum Corp.	145,173	11,423,663
		100,853,587
Multi-Utilities - 0.8%
Black Hills Corp.	287,908	17,000,967

Oil, Gas & Consumable Fuels - 4.5%
Dorian LPG Ltd.	269,989	11,031,751
Golar LNG Ltd. (Bermuda)	112,467	3,925,098
Matador Resources Co.	258,381	15,885,264
Navigator Holdings Ltd.	532,783	8,854,853
PBF Energy, Inc., Class A	297,308	12,115,301
Permian Resources Corp., Class A	668,939	10,261,524
Riley Exploration Permian, Inc.	232,861	6,820,499
Scorpio Tankers, Inc. (Monaco)	106,303	8,151,314
SM Energy Co.	170,827	7,892,207
Vital Energy, Inc.*	197,662	8,620,040
		93,557,851
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	144,512	14,185,298

Passenger Airlines - 0.3%
Allegiant Travel Co.	91,667	5,139,769

Professional Services - 0.2%
Asure Software, Inc.*	349,201	3,596,770

Real Estate Management & Development - 0.4%
Forestar Group, Inc.*	258,688	8,182,301

Retail REITs - 1.1%
Macerich Co. (The), REIT	388,985	6,227,650
Tanger, Inc., REIT	107,677	3,111,865
Whitestone REIT, REIT	1,017,077	14,035,663
		23,375,178
Semiconductors & Semiconductor Equipment - 6.5%
Alpha & Omega Semiconductor Ltd.*	423,940	17,551,116
Amkor Technology, Inc.	490,145	16,008,136
Amtech Systems, Inc.*	659,161	3,783,584
Cohu, Inc.*	227,125	7,265,729
FormFactor, Inc.*	100,276	5,370,783
Ichor Holdings Ltd.*	372,042	12,649,428
inTEST Corp.*	534,965	5,777,622
Kulicke & Soffa Industries, Inc. (Singapore)	226,335	10,676,222
MKS Instruments, Inc.	130,465	16,425,543
Onto Innovation, Inc.*	13,655	2,612,201
SMART Global Holdings, Inc.*	437,705	10,242,297
Ultra Clean Holdings, Inc.*	315,723	13,658,177
Veeco Instruments, Inc.*	307,583	12,737,012
		134,757,850
Software - 1.5%
8x8, Inc.*	1,051,196	3,237,684
SecureWorks Corp., Class A*	787,840	6,066,368

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
Silvaco Group, Inc.*	254,545	4,324,719
Zeta Global Holdings Corp., Class A*	839,173	17,975,086
		31,603,857
Specialized REITs - 0.5%
Outfront Media, Inc., REIT	648,063	10,511,582

Specialty Retail - 2.2%
CarParts.com, Inc.*	512,842	517,970
Lithia Motors, Inc., Class A	19,738	5,454,201
Monro, Inc.	248,533	7,659,787
National Vision Holdings, Inc.*	444,886	6,433,052
RH*	4,587	1,330,597
Shoe Carnival, Inc.	258,921	10,996,375
Tile Shop Holdings, Inc.*	327,098	2,361,648
Tilly's, Inc., Class A*	399,165	2,339,107
Zumiez, Inc.*	341,180	8,672,796
		45,765,533
Textiles, Apparel & Luxury Goods - 0.3%
Steven Madden Ltd.	106,953	4,849,249
Unifi, Inc.*	113,187	637,243
		5,486,492
Trading Companies & Distributors - 3.3%
Air Lease Corp., Class A	313,336	15,547,732
Custom Truck One Source, Inc.*	377,370	1,890,624
DNOW, Inc.*	241,614	3,711,191
FTAI Aviation Ltd.	196,543	21,904,717
H&E Equipment Services, Inc.	194,197	10,156,503
Herc Holdings, Inc.	37,563	5,853,818
Titan Machinery, Inc.*	320,524	5,714,943
WESCO International, Inc.	17,121	2,995,319
		67,774,847
TOTAL COMMON STOCKS (Cost $1,548,651,923)		1,950,034,297

Investments	Number of Rights	Value ($)
RIGHTS - 0.0% (b)

IT Services - 0.0% (b)
Flexion, Inc., CVR*‡ (c) (Cost $27,801)	44,841	—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 5.4%

INVESTMENT COMPANIES - 5.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (d) (Cost $110,934,361)	110,934,361	110,934,361

Total Investments - 99.8% (Cost $1,659,614,085)		2,060,968,658
Other assets less liabilities - 0.2%		5,091,547
Net Assets - 100.0%		2,066,060,205

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of July 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at July 31, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Represents 7-day effective yield as of July 31, 2024.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.2%
Air Freight & Logistics	1.2
Automobile Components	0.7
Banks	3.6
Beverages	0.1
Biotechnology	1.1
Building Products	2.1
Capital Markets	1.6
Chemicals	5.2
Commercial Services & Supplies	2.0
Communications Equipment	1.5
Construction & Engineering	0.8
Consumer Staples Distribution & Retail	0.8
Containers & Packaging	0.9
Diversified Consumer Services	1.0
Diversified REITs	0.4
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	4.8
Energy Equipment & Services	2.3
Financial Services	3.1
Food Products	1.3
Ground Transportation	1.7
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	4.4
Health Care Technology	0.7
Hotels, Restaurants & Leisure	2.3
Household Durables	3.9
Household Products	0.6
Insurance	4.0
Interactive Media & Services	1.6
IT Services	0.4
Leisure Products	0.3
Life Sciences Tools & Services	0.5
Machinery	4.4
Metals & Mining	4.9
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	4.5
Paper & Forest Products	0.7
Passenger Airlines	0.3
Professional Services	0.2
Real Estate Management & Development	0.4
Retail REITs	1.1
Semiconductors & Semiconductor Equipment	6.5
Software	1.5
Specialized REITs	0.5
Specialty Retail	2.2
Textiles, Apparel & Luxury Goods	0.3
Trading Companies & Distributors	3.3
Short-Term Investments	5.4
Total Investments	99.8%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value July 31, 2024	Dividend Income
Common Stocks 0.2%
United States 0.2%
Airgain, Inc.*^	539,752	$1,356,325	$935,811	$(115,746)	$(183,686)	$2,044,641	$4,037,345	$—
Total Common Stocks		1,356,325	935,811	(115,746)	(183,686)	2,044,641	4,037,345	—
Total		$1,356,325	$935,811	$(115,746)	$(183,686)	$2,044,641	$4,037,345	$—

*	Non-income producing security.
^	Represents an unaffiliated issuer as of October 31, 2023.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 94.1%

Aerospace & Defense - 4.0%
AAR Corp.*	8,968	579,333
Curtiss-Wright Corp.	4,456	1,313,183
		1,892,516
Air Freight & Logistics - 1.3%
GXO Logistics, Inc.*	10,711	599,602

Automobile Components - 1.0%
Goodyear Tire & Rubber Co. (The)*	41,899	490,218

Biotechnology - 1.6%
CareDx, Inc.*	20,615	412,094
Exelixis, Inc.*	15,471	362,795
		774,889
Building Products - 2.6%
AZEK Co., Inc. (The), Class A*	7,300	327,697
Lennox International, Inc.	1,602	934,767
		1,262,464
Capital Markets - 4.7%
Evercore, Inc., Class A	4,690	1,174,329
Houlihan Lokey, Inc., Class A	3,300	495,825
Raymond James Financial, Inc.	4,793	555,988
		2,226,142
Chemicals - 3.9%
Huntsman Corp.	22,872	547,327
International Flavors & Fragrances, Inc.	4,977	495,112
Westlake Corp.	5,552	820,919
		1,863,358
Construction & Engineering - 1.9%
Quanta Services, Inc.	3,518	933,607

Consumer Staples Distribution & Retail - 4.0%
Casey's General Stores, Inc.	2,193	850,533
Chefs' Warehouse, Inc. (The)*	10,979	456,617
Performance Food Group Co.*	8,600	593,400
		1,900,550
Containers & Packaging - 0.9%
Sealed Air Corp.	11,062	420,909

Electrical Equipment - 1.7%
EnerSys	2,171	238,658
Generac Holdings, Inc.*	2,335	363,513
NEXTracker, Inc., Class A*	4,163	204,570
		806,741
Electronic Equipment, Instruments & Components - 5.2%
Avnet, Inc.	5,528	297,185
Belden, Inc.	5,525	512,112
Coherent Corp.*	5,801	404,214
Fabrinet (Thailand)*	2,616	576,985
Flex Ltd.*	15,248	490,223
Trimble, Inc.*	3,603	196,508
		2,477,227
Financial Services - 4.6%
MGIC Investment Corp.	18,325	455,193
Radian Group, Inc.	24,831	921,230
Rocket Cos., Inc., Class A*	52,300	846,737
		2,223,160
Food Products - 1.6%
Ingredion, Inc.	5,982	743,981

Ground Transportation - 2.4%
Knight-Swift Transportation Holdings, Inc., Class A	6,295	342,637
XPO, Inc.*	7,135	819,740
		1,162,377
Health Care Equipment & Supplies - 3.4%
Align Technology, Inc.*	2,926	678,481
Enovis Corp.*	4,708	224,289
Zimmer Biomet Holdings, Inc.	6,627	737,916
		1,640,686
Health Care Providers & Services - 7.7%
Amedisys, Inc.*	3,155	309,348
Cardinal Health, Inc.	9,779	986,017
Ensign Group, Inc. (The)	1,975	277,981
Quest Diagnostics, Inc.	4,635	659,560
Tenet Healthcare Corp.*	9,633	1,442,060
		3,674,966
Hotels, Restaurants & Leisure - 4.2%
Aramark	13,985	479,266
Cheesecake Factory, Inc. (The)	17,515	681,159
Chuy's Holdings, Inc.*	14,233	527,902
Denny's Corp.*	42,348	311,681
		2,000,008
Household Durables - 4.2%
Beazer Homes USA, Inc.*	19,280	649,157
LGI Homes, Inc.*	3,439	395,726
PulteGroup, Inc.	1,262	166,584
Skyline Champion Corp.*	2,895	235,971
Toll Brothers, Inc.	3,791	541,014
		1,988,452
Insurance - 3.8%
Axis Capital Holdings Ltd.	9,012	682,659
First American Financial Corp.	5,947	360,269
Old Republic International Corp.	22,160	767,179
		1,810,107
Life Sciences Tools & Services - 3.8%
Avantor, Inc.*	19,514	522,000
Bio-Rad Laboratories, Inc., Class A*	3,073	1,039,780
Revvity, Inc.	2,094	263,027
		1,824,807
Machinery - 3.8%
Donaldson Co., Inc.	10,021	749,771
Dover Corp.	4,626	852,387

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
Ingersoll Rand, Inc.	2,242	225,097
		1,827,255
Multi-Utilities - 0.8%
Black Hills Corp.	6,430	379,691

Oil, Gas & Consumable Fuels - 6.0%
Chesapeake Energy Corp.	9,574	730,783
HF Sinclair Corp.	13,391	689,235
Matador Resources Co.	12,837	789,219
Permian Resources Corp., Class A	41,971	643,835
		2,853,072
Passenger Airlines - 1.1%
Delta Air Lines, Inc.	12,794	550,398

Semiconductors & Semiconductor Equipment - 9.0%
Amkor Technology, Inc.	24,276	792,854
Entegris, Inc.	6,176	730,559
MKS Instruments, Inc.	8,947	1,126,427
ON Semiconductor Corp.*	9,863	771,780
Onto Innovation, Inc.*	4,493	859,511
		4,281,131
Specialty Retail - 1.4%
Lithia Motors, Inc., Class A	1,394	385,204
RH*	135	39,161
Warby Parker, Inc., Class A*	15,900	261,873
		686,238
Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden Ltd.	9,178	416,131

Trading Companies & Distributors - 2.6%
Air Lease Corp., Class A	18,692	927,497
FTAI Aviation Ltd.	2,849	317,521
		1,245,018
TOTAL COMMON STOCKS (Cost $35,938,812)		44,955,701

SHORT-TERM INVESTMENTS - 5.3%

INVESTMENT COMPANIES - 5.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (a) (Cost $2,539,315)	2,539,315	2,539,315

Total Investments - 99.4% (Cost $38,478,127)		47,495,016
Other assets less liabilities - 0.6%		278,194
Net Assets - 100.0%		47,773,210

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2024.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund

Schedule of Investments

July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.0%
Air Freight & Logistics	1.3
Automobile Components	1.0
Biotechnology	1.6
Building Products	2.6
Capital Markets	4.7
Chemicals	3.9
Construction & Engineering	1.9
Consumer Staples Distribution & Retail	4.0
Containers & Packaging	0.9
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	5.2
Financial Services	4.6
Food Products	1.6
Ground Transportation	2.4
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	7.7
Hotels, Restaurants & Leisure	4.2
Household Durables	4.2
Insurance	3.8
Life Sciences Tools & Services	3.8
Machinery	3.8
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	6.0
Passenger Airlines	1.1
Semiconductors & Semiconductor Equipment	9.0
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	0.9
Trading Companies & Distributors	2.6
Short-Term Investments	5.3
Total Investments	99.4%

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 92.4%

Australia - 2.2%
Glencore plc	54,056	299,948

Belgium - 1.1%
Shurgard Self Storage Ltd., REIT	3,933	153,767

Canada - 12.8%
Agnico Eagle Mines Ltd.	2,142	165,275
Canadian National Railway Co.	1,696	196,336
Canadian Pacific Kansas City Ltd.	2,348	196,901
Franco-Nevada Corp.	934	120,362
Imperial Oil Ltd.	4,861	348,243
Nutrien Ltd.	5,525	283,363
StorageVault Canada, Inc.	29,758	101,086
Wheaton Precious Metals Corp.	5,915	353,662
		1,765,228
Faroe Islands - 0.9%
Bakkafrost P/F	2,363	123,431

France - 1.1%
Air Liquide SA	791	144,325

Germany - 2.1%
FUCHS SE (Preference)	6,769	294,121

Hong Kong - 3.0%
CK Asset Holdings Ltd.	43,500	166,217
Guoco Group Ltd.	15,000	124,794
Hongkong Land Holdings Ltd.	39,000	125,955
		416,966
Japan - 4.4%
Kansai Paint Co. Ltd.	18,400	302,191
Komatsu Ltd.	7,800	221,735
Shin-Etsu Chemical Co. Ltd.	2,000	88,861
		612,787
Mexico - 8.2%
FIBRA Macquarie Mexico, REIT (a)	173,126	289,085
GMexico Transportes SAB de CV (a)	61,412	119,389
Grupo Mexico SAB de CV, Series B	60,976	343,647
Prologis Property Mexico SA de CV, REIT	20,091	67,074
TF Administradora Industrial S de RL de CV, REIT	142,013	305,430
		1,124,625
Russia - 0.0%
Alrosa PJSC‡ (b)	48,132	—

Singapore - 2.0%
Sheng Siong Group Ltd.	137,100	157,903
UOL Group Ltd.	28,100	113,533
		271,436
South Korea - 1.5%
Samsung Electronics Co. Ltd. (Preference)	4,290	204,233

Spain - 1.1%
Aena SME SA (a)	826	156,939

United Kingdom - 11.5%
Ashtead Group plc	3,007	217,008
Big Yellow Group plc, REIT	13,194	205,185
Cranswick plc	2,492	152,651
Derwent London plc, REIT	6,702	197,990
Great Portland Estates plc, REIT	49,225	222,123
Shell plc	9,829	359,389
United Utilities Group plc	17,101	227,266
		1,581,612
United States - 40.5%
American Homes 4 Rent, Class A, REIT	1,822	65,756
American Water Works Co., Inc.	1,157	164,710
BXP, Inc., REIT	2,859	203,875
Charter Communications, Inc., Class A*	208	78,982
Comcast Corp., Class A	5,649	233,134
CRH plc	4,231	359,877
Cummins, Inc.	484	141,231
Deere & Co.	341	126,845
Diamond Offshore Drilling, Inc.*	9,765	160,341
Douglas Emmett, Inc., REIT	11,646	187,384
EastGroup Properties, Inc., REIT	528	98,731
Equinix, Inc., REIT	84	66,380
Equity Residential, REIT	3,927	273,437
Extra Space Storage, Inc., REIT	2,264	361,380
Exxon Mobil Corp.	1,008	119,539
HCA Healthcare, Inc.	855	310,408
IDACORP, Inc.	2,569	251,120
Mid-America Apartment Communities, Inc., REIT	727	101,613
Noble Corp. plc	4,581	216,315
NOV, Inc.	1,746	36,352
ONEOK, Inc.	3,764	313,654
PNM Resources, Inc.	3,582	148,940
Reliance, Inc.	649	197,659
Royal Gold, Inc.	1,588	219,335
RPM International, Inc.	1,752	212,798
SBA Communications Corp., Class A, REIT	878	192,756
Schlumberger NV	4,246	205,039
Terreno Realty Corp., REIT	1,947	133,194
UGI Corp.	4,723	117,036
Universal Health Services, Inc., Class B	737	157,541

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Shares	Value ($)
Williams Cos., Inc. (The)	3,064	131,568
		5,586,930
TOTAL COMMON STOCKS (Cost $11,712,922)		12,736,348

Investments	Ounces	Value ($)

COMMODITIES - 3.6%

Gold bullion* (Cost $423,554)	201	491,868

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 3.2%

United States - 3.2%
Black Stone Minerals LP	5,534	83,231
Enterprise Products Partners LP	12,526	361,501
TOTAL MASTER LIMITED PARTNERSHIPS (Cost 386,656)		444,732

EXCHANGE TRADED FUNDS - 1.1%

United States
iShares Gold Trust (Cost $134,892)	3,386	156,772

Short-Term Investment - 0.5%

INVESTMENT COMPANIES - 0.5%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (c) (Cost $64,434)	64,434	64,434

Total Investments - 100.8% (Cost $12,722,458)		13,894,154
Liabilities in excess of other assets - (0.8)%		(104,406)
Net Assets - 100.0%		13,789,748

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of July 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at July 31, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of July 31, 2024.

Abbreviations
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund

Schedule of Investments

July 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Chemicals	9.6%
Commodities	3.6
Commodity Funds	1.1
Construction Materials	2.6
Consumer Staples Distribution & Retail	1.2
Electric Utilities	2.9
Energy Equipment & Services	4.6
Food Products	2.0
Gas Utilities	0.8
Ground Transportation	3.7
Health Care Providers & Services	3.3
Industrial Conglomerates	0.9
Industrial REITs	6.5
Machinery	3.5
Media	2.3
Metals & Mining	12.4
Office REITs	5.9
Oil, Gas & Consumable Fuels	12.4
Real Estate Management & Development	3.6
Residential REITs	3.2
Specialized REITs	7.1
Technology Hardware, Storage & Peripherals	1.5
Trading Companies & Distributors	1.6
Transportation Infrastructure	1.1
Water Utilities	2.9
Short-Term Investments	0.5
Total Investments	100.8%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 105.9%
Alabama 3.5%
Alabama Housing Finance Authority,
Revenue, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054 (a)	7,500,000	7,543,814
Columbia Industrial Development Board,
Alabama Power Co., Revenue, AMT, Refunding, Series 1998, 4.25%, 08/01/2024 (b)(c)	9,600,000	9,600,000
Homewood Educational Building Authority,
CHF - Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2049	3,200,000	3,391,672
CHF - Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2054	11,020,000	11,596,075
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2049	5,615,000	5,964,765
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2054	6,575,000	6,934,312
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.00%, 10/01/2056	7,505,000	7,540,904
Hoover Industrial Development Board,
United States Steel Corp., Revenue, AMT, Series 2019, 5.75%, 10/01/2049	1,750,000	1,826,774
Mobile County Industrial Development Authority,
AM/NS Calvert LLC, Revenue, AMT, Series 2024 A, 5.00%, 06/01/2054	12,000,000	12,281,171
Walker County Economic & Industrial Development Authority,
Alabama Power Co., Revenue, First Series, AMT, Series 2023, 4.25%, 08/01/2024 (b)(c)	19,960,000	19,960,000

		86,639,487
American Samoa 0.1%
American Samoa Economic Development Authority,
Revenue, Series 2018, 6.50%, 09/01/2028 (d)	250,000	259,939
Revenue, Series 2021 A, 5.00%, 09/01/2038 (d)	1,000,000	1,009,511

		1,269,450
Arizona 0.7%
Arizona Industrial Development Authority,
Mater Academy of Nevada Obligated Group, Revenue, Series 2020 A, 5.00%, 12/15/2040 (d)	1,840,000	1,825,466
Maricopa County Industrial Development Authority,
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (d)	2,300,000	2,354,685
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (d)	2,000,000	2,101,016
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (d)	380,000	385,279
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (d)	2,000,000	2,010,895
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (d)	1,850,000	1,859,962
Sierra Vista Industrial Development Authority,
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (d)	325,000	328,225
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (d)	550,000	554,909
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (d)	1,120,000	1,129,863
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (d)	1,640,000	1,646,076
Superstition Vistas,
Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	348,000	357,500
Tempe Industrial Development Authority,
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	150,000	146,106
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2038	250,000	236,382
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,702,690

		20,639,054
Arkansas 1.3%
Arkansas Development Finance Authority,
Hybar LLC, Revenue, AMT, Series 2023 B, 7.38%, 07/01/2048 (d)	11,250,000	12,429,787
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	1,440,000	1,437,322

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arkansas
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2027	2,045,000	2,030,546
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	1,040,000	953,221
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	340,534
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044 (a)	1,080,000	1,116,244
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049 (a)	3,365,000	3,486,756
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056 (a)	6,500,000	6,697,399
County of Johnson,
Johnson Regional Medical Center, Revenue, Refunding, Series 2018, 4.50%, 11/01/2035	3,500,000	3,288,314

		31,780,123
California 14.9%
Antelope Valley Healthcare District,
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2031	2,765,000	2,770,055
Obligated Group, Revenue, Refunding, Series 2016, 5.25%, 03/01/2036	1,885,000	1,891,459
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2041	2,280,000	2,259,962
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2046	3,190,000	3,105,023
California Community Housing Agency,
Arbors Apartments, Revenue, Series 2020 A, 5.00%, 08/01/2050 (d)	2,000,000	1,954,475
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A-1, 4.00%, 02/01/2056 (d)	7,800,000	6,612,889
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (d)	32,500,000	22,383,114
Exchange at Bayfront Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 02/01/2057 (d)	3,250,000	2,082,721
California Educational Facilities Authority,
St. Mary's College of California, Revenue, Refunding, Series 2023 A, 5.50%, 10/01/2053	3,030,000	3,223,466
California Housing Finance Agency,
Found Middle, Revenue, Series 2024 L, 5.20%, 12/01/2027 (d)	5,000,000	5,037,614
California Infrastructure & Economic Development Bank,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-3, 8.00%, 08/15/2024 (b)(d)(e)	20,000,000	20,974,846
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.00%, 08/15/2025 (a)(b)(d)(e)	98,000,000	99,347,951
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (d)	4,335,000	4,260,348
WFCS Holdings II LLC, Revenue, Series 2021 B, 0.00%, 01/01/2061 (d)(f)	10,100,000	695,217
California Municipal Finance Authority,
BOLD Program, Special Tax, Series 2024 A, 5.13%, 09/01/2054	1,000,000	1,024,585
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2049	1,070,000	1,108,428
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2054	1,250,000	1,285,105
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (d)	2,000,000	2,107,181
City of Elk Grove Community Facilities District No. 2023-7 Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	1,025,840
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	4,000,000	3,314,369
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	340,520
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2049	670,000	694,063
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	822,467

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.13%, 09/01/2059	1,250,000	1,297,569
MWLA, Inc., Revenue, Refunding, Series 2024, 5.00%, 06/01/2034 (d)	500,000	514,135
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (d)	1,000,000	1,000,660
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (d)	1,250,000	1,247,998
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (d)	2,825,000	2,844,217
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (d)	1,000,000	981,627
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (d)	710,000	737,820
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (d)	695,000	725,130
Westside Neighborhood School, Revenue, Series 2024, 5.90%, 06/15/2044 (d)	775,000	834,311
Westside Neighborhood School, Revenue, Series 2024, 6.20%, 06/15/2054 (d)	2,200,000	2,367,655
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (d)	4,500,000	4,866,260
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (d)	1,500,000	1,581,503
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (d)	400,000	389,200
California School Finance Authority,
Envision Education Obligated Group, Revenue, Series 2024 A, 5.00%, 06/01/2064 (a)(d)	2,735,000	2,725,424
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (d)	1,000,000	1,040,246
New Designs Charter School, Revenue, Refunding, Series 2024 A, 4.25%, 06/01/2034 (d)	775,000	784,429
New Designs Charter School, Revenue, Refunding, Series 2024 A, 4.75%, 06/01/2044 (d)	1,000,000	1,001,650
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2054 (d)	735,000	743,840
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (d)	5,475,000	5,509,641
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (d)	4,790,000	4,105,024
California Statewide Communities Development Authority,
Special Assessment, Series 2024 A, 5.00%, 09/02/2054	1,150,000	1,179,722
Community Facilities District 2022-12 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	1,025,840
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2044 (a)	850,000	877,968
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2049 (a)	820,000	837,450
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2054 (a)	850,000	866,309
Front Porch Communities & Services Obligated Group, Revenue, Refunding, Series 2021 A, 3.00%, 04/01/2051	9,000,000	6,873,872
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.50%, 12/01/2054	1,000,000	1,003,025
California Statewide Financing Authority,
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	1,000,000	1,022,968
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	818,382
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	290,000	296,661
Chino Community Facilities District,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10, Special Tax, Series 2024, 5.00%, 09/01/2049	680,000	696,130
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10, Special Tax, Series 2024, 5.00%, 09/01/2054	745,000	758,710
City & County of San Francisco,
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (d)	1,000,000	992,911
City of Long Beach,
Marina System, Revenue, Series 2015, 5.00%, 05/15/2045	500,000	500,835

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
City of Ontario,
Community Facilities District No. 35, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	1,036,236
City of Rancho,
Mirage Community Facilities District No. 5 Improvement Area No. 1, Special Tax, Series 2024 A, 5.00%, 09/01/2054	1,400,000	1,439,317
City of Rancho Cordova,
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2049	550,000	568,168
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2053	545,000	559,902
CMFA Special Finance Agency I,
Mix at CTR City (The), Revenue, Series 2021 A-2, 4.00%, 04/01/2056 (d)	12,240,000	9,734,291
CSCDA Community Improvement Authority,
777 Place-Pomona, Revenue, Senior Lien, Series 2021 A-2, 3.25%, 05/01/2057 (d)	500,000	356,559
CTR City Anaheim, Revenue, Series 2020 A, 5.00%, 01/01/2054 (d)	5,500,000	4,896,373
Escondido Portfolio, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 06/01/2058 (d)	9,875,000	7,787,329
Link - Glendale (The), Revenue, Series 2021 A-2, 4.00%, 07/01/2056 (d)	965,000	744,788
Millennium South Bay-Hawthorne, Revenue, Series 2021 A-2, 3.25%, 07/01/2056 (d)	11,865,000	8,508,534
MODA at Monrovia Station, Revenue, Series 2021 A-1, 3.40%, 10/01/2046 (d)	150,000	124,225
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 07/01/2056 (d)	6,250,000	4,344,779
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (d)	20,365,000	16,117,704
Parrallel-Anaheim, Revenue, Series 2021 A, 4.00%, 08/01/2056 (d)	3,400,000	3,028,722
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (d)	4,750,000	3,400,265
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 06/01/2057 (d)	39,995,000	25,157,215
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 12/01/2049 (d)	5,000,000	3,560,807
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (d)	31,100,000	24,313,318
Folsom Ranch Financing Authority,
City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2049	400,000	413,213
City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2053	460,000	472,578
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	57,698
Revenue, Series 2015 B, 3.38%, 06/01/2031	45,000	39,061
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	106,193
Revenue, Series 2015 B, 3.50%, 06/01/2033	100,000	83,305
Revenue, Series 2015 B, 4.00%, 06/01/2037	440,000	392,801
Revenue, Series 2015 B, 5.00%, 06/01/2040	455,000	445,323
Revenue, Series 2015 B, 4.00%, 06/01/2045	5,065,000	4,236,116
Palomar Health,
Obligated Group, COP, 4.00%, 11/01/2038	30,000	26,940
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2031	2,485,000	2,480,265
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2036	750,000	740,153
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2039	100,000	96,295
Obligated Group, COP, Series 2017, 5.00%, 11/01/2032	2,000,000	1,994,181
Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 11/01/2042	1,455,000	1,395,361
River Islands Public Financing Authority,
Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2054	2,750,000	2,772,109

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Tejon Ranch Public Facilities Finance Authority,
Community Facilities District No. 2008-1, Special Tax, Refunding, Series 2024 A, 5.00%, 09/01/2054 (a)	2,250,000	2,313,034
Woodland-Davis Clean Water Agency,
Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (d)	1,590,952	1,430,073

		376,544,051
Colorado 1.5%
Colorado Educational & Cultural Facilities Authority,
Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	1,092,786
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (d)	2,000,000	1,941,918
Colorado Health Facilities Authority,
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 09/15/2048	7,000,000	6,669,774
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	190,000	169,606
Colorado Housing and Finance Authority,
Revenue, Series 2024 A-1, Class I, 4.60%, 10/01/2049	2,620,000	2,623,349
Revenue, Series 2024 A-1, Class I, 4.70%, 10/01/2054	3,500,000	3,519,541
Revenue, Series 2024 A-1, Class I, 4.80%, 10/01/2059	2,765,000	2,804,709
Revenue, Series 2024 A-1, Class I, 4.85%, 10/01/2064	2,150,000	2,186,664
Revenue, Series 2024 A-1, Class I, 4.88%, 10/01/2067	2,230,000	2,249,105
Hess Ranch Metropolitan District No. 5,
Special Improvement District No. 1, Special Assessment, Series 2024 A-1, 6.00%, 12/01/2043	2,500,000	2,532,321
Special Improvement District No. 1, Special Assessment, Series 2024 A-2, 6.50%, 12/01/2043 (a)	2,250,000	2,278,092
Ledge Rock Center Residential Metropolitan District No. 1,
GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	4,139,230
Prairie Center Metropolitan District No. 3,
GO, Refunding, Series 2024 A, 5.88%, 12/15/2046	2,125,000	2,287,587
GO, Series 2024 B, 5.88%, 12/15/2046	1,000,000	1,076,512
Sterling Ranch Community Authority Board,
Sterling Ranch Metropolitan District No. 1, Special Assessment, Series 2024, 5.63%, 12/01/2043	1,500,000	1,554,529

		37,125,723
Connecticut 1.0%
Connecticut State Health & Educational Facilities Authority,
Goodwin University Obligated Group, Revenue, Series A-1, 5.00%, 07/01/2044	3,000,000	3,041,655
Goodwin University Obligated Group, Revenue, Series A-1, 5.38%, 07/01/2054	6,340,000	6,408,379
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2044 (d)	3,850,000	3,694,249
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2050 (d)	1,265,000	1,176,217
University of Hartford (The), Revenue, Refunding, Series 2019 N, 4.00%, 07/01/2049	3,560,000	2,707,015
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	3,750,000	3,612,945
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	60,000	50,701
Steel Point Infrastructure Improvement District,
Tax Allocation, Series 2024, 5.63%, 04/01/2044 (d)	1,000,000	1,051,951
Tax Allocation, Series 2024, 6.00%, 04/01/2052 (d)	2,500,000	2,673,873

		24,416,985
Delaware 0.3%
Town of Bridgeville,
Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (d)	875,000	917,423
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (d)	1,535,000	1,619,025
Town of Milton,
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (d)	1,265,000	1,304,980

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Delaware
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (d)	3,165,000	3,264,540

		7,105,968
District of Columbia 1.3%
District of Columbia,
Latin American Montessori Bilingual Public Charter School Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2050	3,220,000	3,198,341
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (d)	4,100,000	4,002,622
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	3,100,000	3,193,094
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	400,000	416,764
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (f)	20,000,000	4,457,776
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2031 (d)(g)	2,162,000	1,901,998
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2046 (d)(g)	8,635,000	6,629,206
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2041 (d)(g)	3,750,000	2,186,610
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2049 (d)(g)	11,870,000	6,774,393

		32,760,804
Florida 22.7%
Academical Village Community Development District,
Special Assessment, Series 2020, 3.63%, 05/01/2040	4,320,000	3,655,246
Anabelle Island Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052	180,000	150,015
Antillia Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	720,000	733,059
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,017,908
Ave Maria Stewardship Community District,
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	824,820
Ave Maria Stewardship Community District Series 2021 Assessment, Special Assessment, Series 2021, 4.00%, 05/01/2051	200,000	168,004
Boggy Branch Community Development District,
Special Assessment, Series 2021, 4.00%, 05/01/2051	1,595,000	1,318,648
Bridgewater North Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052	2,000,000	1,677,227
Buckhead Trails Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	1,000,000	1,009,534
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,675,000	1,690,764
Capital Projects Finance Authority,
Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (d)	420,000	431,852
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (d)	235,000	241,515
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (d)	1,015,000	1,042,977
Capital Trust Agency, Inc.,
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (d)	1,450,000	1,188,012
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (d)	2,250,000	1,826,273
Franklin Academy Obligated Group, Revenue, Series 2020, 5.00%, 12/15/2035 (d)	1,085,000	1,083,652
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (d)	2,000,000	1,547,241
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (d)	3,250,000	3,120,454
Capital Trust Authority,
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (d)	1,500,000	1,576,460

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (d)	810,000	844,144
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (d)	1,250,000	1,309,695
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (d)	1,100,000	1,154,076
Caymas Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	1,007,590
Central Parc Community Development District,
Special Assessment, Series 2024, 4.90%, 05/01/2031	475,000	476,300
Special Assessment, Series 2024, 5.70%, 05/01/2044	750,000	755,411
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	758,135
Chapel Creek Community Development District,
Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,016,161
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (d)	7,735,000	6,475,263
City of Pompano Beach,
John Knox Village of Florida, Inc. Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2056	500,000	414,942
Coral Bay Lee County Community Development District,
Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	1,006,850
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,230,130
Coral Creek Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,700,000	1,731,322
Coral Lakes Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,027,809
County of Palm Beach,
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	12,969,690
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	10,688,750
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044 (a)	1,000,000	1,001,558
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054 (a)	1,375,000	1,377,116
Crosswinds East Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,500,000	1,525,370
Dowden West Community Development District,
Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	499,799
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	863,172
East Nassau Stewardship District,
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,510,000	1,266,760
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,501,060
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.50%, 05/01/2055	1,605,000	1,592,883
Edgewater East Community Development District,
Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,310,000	1,107,586
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	9,180,000	7,577,584
Epperson North Community Development District,
Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	2,065,000	1,723,875
Everlands Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	1,016,497
Everlands II Community Development District,
Special Assessment, Series 2024, 5.20%, 06/15/2044 (a)	725,000	725,481
Special Assessment, Series 2024, 5.45%, 06/15/2054 (a)	1,000,000	996,761

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (b)(d)(e)	111,910,000	119,214,634
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (d)	5,000,000	5,021,840
Brightline Florida Holdings LLC, Revenue, AMT, Refunding, Series 2023 C, 8.25%, 08/15/2024 (b)(d)(e)	61,710,000	64,429,764
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.25%, 07/01/2047	38,335,000	39,341,037
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053	46,060,000	47,834,641
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.00%, 06/01/2034 (d)	1,190,000	1,226,175
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.25%, 06/01/2044 (d)	1,000,000	1,014,001
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (d)	2,790,000	2,835,804
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (d)	1,500,000	1,515,042
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (d)	2,000,000	2,026,393
IDEA Florida, Inc., Revenue, Series 2022, 5.25%, 06/15/2029 (d)	2,230,000	2,255,329
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2044 (d)	1,600,000	1,632,293
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2054 (d)	7,200,000	7,349,189
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2059 (d)	6,550,000	6,660,238
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,035,000	8,776,661
Waste Pro USA, Inc., Revenue, AMT, Series 2023, 6.13%, 07/01/2026 (b)(d)(e)	1,265,000	1,298,021
Gardens at Hammock Beach Community Development District,
Assessment Area 1, Special Assessment, Series 2024-1, 5.38%, 05/01/2044	305,000	305,416
Assessment Area 1, Special Assessment, Series 2024-1, 5.65%, 05/01/2054	535,000	535,718
Assessment Area 2, Special Assessment, Series 2024-2, 5.00%, 05/01/2031	270,000	269,623
Assessment Area 2, Special Assessment, Series 2024-2, 5.60%, 05/01/2044	990,000	990,491
Assessment Area 2, Special Assessment, Series 2024-2, 5.88%, 05/01/2055	1,250,000	1,250,142
Golden Gem Community Development District,
Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	541,233
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,941,564
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	5,089,219
Gracewater Sarasota Community Development District,
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2052	2,815,000	2,331,545
Gulfstream Polo Community Development District,
Phase 2, Special Assessment, Series 2019, 4.38%, 11/01/2049	445,000	406,402
Hamilton Bluff Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,377,071
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	2,021,756
Hammock Oaks Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,250,000	1,276,550
Hawthorne Mill North Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	1,000,102
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,400,000	1,402,295
Highland Trails Community Development District,
Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	880,000	895,475
Hillcrest Community Development District,
Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	300,315
Hills of Minneola Community Development District,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	662,689
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,019,212
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (d)	3,000,000	2,557,077
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,900,000	1,598,334
Hobe-St. Lucie Conservancy District,
Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,965,464
Unit of Development No. 1A, Special Assessment, Series 2024, 5.88%, 05/01/2055	2,690,000	2,776,350
Hyde Park Community Development District No. 1,
Assessments, Special Assessment, Series 2024 A, 4.75%, 05/01/2031 (a)	295,000	294,811
Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044 (a)	425,000	425,317
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055 (a)	685,000	685,505
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034 (a)	1,705,000	1,703,573
Lake Hideaway Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	2,000,000	2,014,530
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,750,000	2,759,410
Lake Mattie Preserve Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	574,489
Lakes of Sarasota Community Development District,
Assessments, Special Assessment, Series 2024 A, 5.30%, 05/01/2044 (a)	425,000	424,964
Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055 (a)	685,000	685,441
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034 (a)	2,325,000	2,328,497
Lakewood Ranch Stewardship District,
Special Assessment, Series 2024, 5.30%, 05/01/2044	485,000	491,565
Special Assessment, Series 2024, 5.55%, 05/01/2054	530,000	535,885
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	430,000	362,587
Landings Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	276,150
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	1,036,699
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	861,822
Liberty Cove Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 4.80%, 05/01/2031 (a)	340,000	339,975
Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044 (a)	1,085,000	1,080,341
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054 (a)	2,000,000	2,003,060
Longleaf Community Development District,
Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (d)	1,000,000	1,028,306
Los Cayos Community Development District,
Special Assessment, Series 2024, 5.55%, 06/15/2054	800,000	812,042
LT Ranch Community Development District,
Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	856,787
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	280,989
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	1,021,369
LTC Ranch West Residential Community Development District,
Assessment Area 2, Special Assessment, Series 2024 AA-2, 6.00%, 05/01/2054	605,000	612,907
Assessment Area 3, Special Assessment, Series 2024 AA-3, 6.05%, 05/01/2054	1,405,000	1,429,501
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.38%, 05/01/2044 (a)	1,000,000	1,001,492
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.65%, 05/01/2054 (a)	1,250,000	1,250,648

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.70%, 05/01/2044	795,000	808,851
Special Assessment, Series 2024, 5.95%, 05/01/2054	1,375,000	1,398,683
Miami Health Facilities Authority,
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,238,552
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	978,707
Mirada Community Development District,
Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	2,000,000	2,029,031
North AR-1 Pasco Community Development District,
Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,135,000	1,147,644
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	1,500,000	1,526,608
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	2,000,000	2,039,411
Palm Beach County Health Facilities Authority,
Federation CCRC Operations Corp. Obligated Group, Revenue, Series 2020 A, 5.00%, 06/01/2055	145,000	141,428
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	875,000	854,006
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	150,000	121,170
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	2,175,000	2,075,935
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,090,407
Parker Pointe Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	700,000	706,872
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,007,377
Parker Road Community Development District,
Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,587,596
Parrish Lakes Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,555,000	1,559,727
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	2,005,992
Parrish Plantation Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	700,000	718,700
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,545,000	1,589,282
Peace Creek Village Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	917,582
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	2,300,000	2,310,590
Preston Cove Community Development District,
Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,580,669
Regal Village Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	732,493
River Hall Community Development District,
Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	3,028,283
Rivers Edge II Community Development District,
Special Assessment, Series 2021, 4.00%, 05/01/2051	910,000	758,652
Rivers Edge III Community Development District,
Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,697,459
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,225,000	2,267,680
Saltleaf Community Development District,
Assessments, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,750,000	1,767,224

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	3,052,602
Savanna Lakes Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	625,909
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 06/15/2054	750,000	751,078
Sawgrass Village Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (d)	700,000	709,445
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (d)	1,380,000	1,401,135
Shadowlawn Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,585,000	1,598,984
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,513,016
Silver Oaks Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,528,779
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	510,636
Six Mile Creek Community Development District,
Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,255,000	1,889,046
Solaeris Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	500,000	505,238
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,847,879
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,818,525
Somerset Bay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044 (d)	920,000	928,854
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (d)	1,405,000	1,418,322
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,350,000	1,372,220
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	1,035,000	1,051,820
Southshore Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	678,055
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	934,158
St. Johns County Industrial Development Authority,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 4.00%, 08/01/2055	2,325,000	2,014,355
Summit View Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,025,000	1,035,541
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,425,000	1,442,566
Talavera Community Development District, Assessments,
Special Assessment, Series 2019, 3.50%, 05/01/2025	95,000	94,502
Tern Bay Community Development District,
Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,845,702
Triple Creek Community Development District,
Assessment Area, Special Assessment, Series 2019 A, 4.75%, 05/01/2050	325,000	308,069
Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (d)	850,000	707,189
Twisted Oaks Pointe Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,065,000	1,081,509

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,375,000	1,399,006
Two Rivers West Community Development District,
Special Assessment, Series 2024, 5.63%, 05/01/2044 (d)	750,000	756,610
Special Assessment, Series 2024, 5.88%, 05/01/2054 (d)	1,250,000	1,260,846
Veranda Community Development District II,
Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (d)	185,000	154,372
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	1,000,000	1,017,394
Verano No. 2 Community Development District,
Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	1,015,371
Village Community Development District No. 13,
Phase III, Special Assessment, Series 2021, 3.25%, 05/01/2052	1,740,000	1,343,701
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	3,035,000	3,048,844
Villamar Community Development District, Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,024,489
West Villages Improvement District,
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,000,000	1,009,965
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,500,000	1,509,137
Unit of Development No. 7, Special Assessment, Series 2019, 5.00%, 05/01/2050	2,500,000	2,495,494
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	1,500,000	1,260,810
Westside Haines City Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	2,500,000	2,551,210
Willowbrook Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	757,586
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	1,100,000	1,110,567
Windsor Cay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,015,408
Wiregrass Community Development District,
Assessment Area 2, Special Assessment, Series 2016, 5.00%, 05/01/2047	1,020,000	1,020,057
Yarborough Lane Community Development District,
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.35%, 05/01/2044 (a)(d)	780,000	780,000
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.60%, 05/01/2055 (a)(d)	1,620,000	1,620,000

		568,571,810
Georgia 2.4%
Bartow County Development Authority,
Georgia Power Co., Revenue, First Series, AMT, Series 2022, 4.30%, 08/01/2024 (b)(c)	10,375,000	10,375,000
DeKalb County Development Authority,
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	501,108
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,305,114
Development Authority of Burke County (The),
Georgia Power Co., Revenue, Third Series, AMT, Series 2012, 4.30%, 08/01/2024 (b)(c)	9,930,000	9,930,000
Development Authority of Lagrange,
LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	10,000,000	8,720,109
Fulton County Residential Care Facilities for the Elderly Authority,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2047 (d)	2,000,000	1,906,026
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2054 (d)	2,025,000	1,874,786
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2041 (d)	4,000,000	3,505,635
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (d)	6,000,000	4,776,711
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (d)	3,615,000	2,792,386
Gainesville & Hall County Hospital Authority,
Northeast Georgia Health System Obligated Group, Revenue, Series 2021 A, 2.50%, 02/15/2051	1,350,000	878,370
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 5.00%, 01/01/2054 (d)	10,025,000	9,400,023
Oconee County Industrial Development Authority,
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.25%, 12/01/2048	1,000,000	1,006,288
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.38%, 12/01/2053	3,000,000	3,020,492

		59,992,048
Guam 0.1%
Port Authority of Guam,
Revenue, Series 2018 A, 5.00%, 07/01/2048	1,050,000	1,064,775

Hawaii 0.3%
State of Hawaii Department of Budget & Finance,
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (d)	3,000,000	3,078,874
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (d)	2,780,000	2,797,171
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (d)	2,500,000	2,469,482

		8,345,527
Idaho 0.8%
Avimor Community Infrastructure District No. 1,
Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (d)	2,550,000	2,654,723
County of Nez Perce,
PotlatchDeltic Corp., Revenue, Refunding, Series 2016, 2.75%, 10/01/2024	8,400,000	8,348,488
Spring Valley Community Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2021, 3.75%, 09/01/2051 (d)	1,413,000	1,317,697
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (d)	9,000,000	9,465,800

		21,786,708
Illinois 3.6%
Bellwood Municipal Housing Corp.,
Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (d)	8,450,000	8,396,179
Chicago Board of Education,
GO, Series 2017 H, 5.00%, 12/01/2046	6,525,000	6,538,575
GO, Series 2018 D, 5.00%, 12/01/2046	11,500,000	11,530,157
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	1,012,112
Illinois Finance Authority,
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,819,216
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	4,750,000	4,097,239
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	2,055,000	2,056,042
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	2,066,556
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	350,000	302,639

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2040	250,000	235,307
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	321,555
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2051	410,000	365,638
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	440,000	383,979
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,000,000	1,067,805
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (d)	1,290,000	1,305,531
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2027	485,000	471,188
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2028	670,000	644,583
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2029	1,050,000	999,556
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2030	725,000	682,618
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2037	6,000,000	5,339,098
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,165,545
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,030,000	3,607,203
Southwestern Illinois Development Authority,
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	2,000,000	2,000,944
Village of Bellwood,
Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,889,356
Village of Lincolnwood,
North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (d)	5,040,000	4,850,514
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (d)	6,795,000	6,835,029
Village of Romeoville,
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	4,940,000	4,423,173
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	2,525,000	2,172,712
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,317,832

		86,897,881
Indiana 1.0%
Indiana Finance Authority,
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	750,213
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (d)	1,800,000	1,830,162
Indiana Housing & Community Development Authority,
Revenue, GNMA Insured, Series 2024 C-1, 4.70%, 07/01/2049 (a)	16,030,000	16,072,909
Revenue, GNMA Insured, Series 2024 C-1, 4.80%, 07/01/2054 (a)	3,890,000	3,912,080
Town of Whiteland,
Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (d)	805,000	802,955
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (d)	2,725,000	2,769,464

		26,137,783
Iowa 1.4%
Crawford County Memorial Hospital, Inc.,
Revenue, Series 2024, 5.00%, 06/15/2027 (a)	1,515,000	1,523,350
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	4,800,000	4,684,835

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Iowa
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2043	3,920,000	3,886,705
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	17,282,494
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 5.00%, 05/15/2055	7,065,000	6,713,617
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2029	1,000,000	973,998

		35,064,999
Kansas 0.4%
City of Colby,
Citizens Medical Center, Inc., Revenue, Series 2024, 5.50%, 07/01/2026	7,000,000	7,021,402
Wyandotte County-Kansas City Unified Government,
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (d)	2,500,000	2,572,944

		9,594,346
Kentucky 0.0% (h)
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	840,000	718,354
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	494,494

		1,212,848
Louisiana 1.3%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	248,741
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	8,123,683
Greater Ouachita Water Co.,
Revenue, BAM Insured, Series 2024, 4.50%, 09/01/2053	1,500,000	1,506,459
Louisiana Local Government Environmental Facilities & Community Development Authority,
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (d)	975,000	971,183
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (d)	2,900,000	2,745,112
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (d)	8,265,000	7,183,670
Louisiana Public Facilities Authority,
Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (d)	6,000,000	6,261,722
Parish of St. James,
NuStar Logistics LP, Revenue, Series 2010, 6.35%, 07/01/2040 (d)	1,000,000	1,103,873
Plaquemines Port Harbor & Terminal District,
Nola Terminal LLC, Revenue, AMT, Series 2024 A, 9.00%, 12/01/2044 (d)	5,000,000	4,981,912

		33,126,355
Maine 0.4%
Maine Health & Higher Educational Facilities Authority,
Northern Light Health Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2041	3,500,000	3,441,558
Northern Light Health Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,000,000	7,535,934

		10,977,492
Maryland 0.3%
County of Prince George's,
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (d)	3,000,000	3,031,610
Maryland Economic Development Corp.,
PRG-Towson Place Properties LLC, Revenue, Senior Lien, Refunding, Series 2024 A-1, 5.00%, 06/01/2038	1,000,000	1,043,784

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland
Maryland Health & Higher Educational Facilities Authority,
Maryland Institute College of Art, Revenue, Refunding, Series 2024, 5.50%, 06/01/2047	1,830,000	1,949,105

		6,024,499
Massachusetts 0.7%
Massachusetts Development Finance Agency,
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2051	2,675,000	2,315,020
Massachusetts Educational Financing Authority,
Revenue, AMT, Refunding, Series 2024 D, 5.00%, 07/01/2054	14,855,000	15,001,932

		17,316,952
Michigan 0.7%
Detroit Downtown Development Authority,
Catalyst Development Area, Tax Allocation, Refunding, Series 2024, 5.00%, 07/01/2048	8,000,000	8,410,638
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Series 2013 A, 5.25%, 07/01/2039	2,000,000	1,959,859
Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	145,000	131,996
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2030	1,055,000	760,661
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2031	765,000	543,668
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	810,000	567,335
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	725,000	493,028
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,100,000	663,128
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	960,272
Hanley International Academy, Inc., Revenue, Refunding, Series 2021, 5.00%, 09/01/2040	2,000,000	1,988,761
Provident Group - HFH Energy LLC, Revenue, Series 2024, 5.50%, 02/28/2057	2,750,000	3,032,462
Michigan Strategic Fund,
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	921,949

		20,433,757
Minnesota 0.3%
City of Bethel Housing and Health Care Facilities,
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,278,550
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,406,453
City of Cologne,
Cologne Academy, Revenue, Series 2014 A, 5.00%, 07/01/2045	3,565,000	3,528,182
City of Marshall,
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.13%, 02/01/2041	675,000	689,199
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.38%, 02/01/2045	725,000	740,479

		7,642,863
Mississippi 0.2%
Mississippi Business Finance Corp.,
Mississippi Power Co., Revenue, First Series, AMT, Series 2022, 4.45%, 08/01/2024 (b)(c)	4,700,000	4,700,000

Missouri 1.0%
Citizens Memorial Hospital District,
Revenue, Series 2024 D, 6.75%, 02/01/2053	475,000	463,281
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.40%, 10/01/2026	365,000	364,647
Revenue, Series 2006 A, 5.50%, 10/01/2031	2,280,000	2,268,509

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,804,356
Health & Educational Facilities Authority of the State of Missouri,
Lutheran Senior Services Obligated Group, Revenue, Refunding, Series 2019 C, 4.00%, 02/01/2048	1,000,000	890,593
Industrial Development Authority of the City of St. Louis Missouri (The),
Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	560,000	572,799
Revenue, Refunding, Series 2024 A, 5.75%, 06/15/2054	7,200,000	7,352,888
Kansas City Industrial Development Authority,
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (d)	1,000,000	971,072
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (d)	1,100,000	1,003,694
Lees Summit Industrial Development Authority,
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 08/15/2044	540,000	558,297
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 08/15/2054	1,940,000	2,009,944
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,898,599
Rolla Industrial Development Authority,
Westside Marketplace Redevelopment Project - RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	860,108
St. Charles County Industrial Development Authority,
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.00%, 10/01/2028 (d)	45,000	42,702
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (d)	1,325,000	1,180,444
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (d)	3,775,000	3,229,037

		25,470,970
Montana 0.0% (h)
Montana Facility Finance Authority,
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	530,000	394,606
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	470,000	316,124

		710,730
Nebraska 0.1%
Lincoln Airport Authority,
Revenue, AMT, Series 2021, 4.00%, 07/01/2035	3,045,000	3,033,623

Nevada 0.9%
City of Las Vegas,
Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	550,000	555,705
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	600,000	605,457
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-3, 8.13%, 08/15/2024 (b)(d)(e)	560,000	587,295
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.13%, 08/15/2025 (a)(b)(e)	22,000,000	22,302,608

		24,051,065
New Hampshire 1.0%
New Hampshire Business Finance Authority,
Brazoria-Fort Bend County Municipal Utility District No. 3, Revenue, Series 2024, 4.88%, 12/01/2033 (d)	8,000,000	8,001,768
Novant Health Obligated Group, Revenue, Series 2024 B, 4.10%, 08/09/2024 (b)(c)	5,500,000	5,500,000
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	208,601
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	297,800
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	277,650

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	353,827
Reworld Holding Corp., Revenue, Refunding, Series 2018 B, 4.63%, 11/01/2042 (d)	7,995,000	7,551,076
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 07/02/2040 (b)(d)(e)	250,000	209,026
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2020 B, 3.75%, 07/02/2040 (b)(d)(e)	5,000,000	4,224,077
New Hampshire Health and Education Facilities Authority Act,
Catholic Medical Center Obligated Group, Revenue, Series 2017, 3.75%, 07/01/2040	1,265,000	1,096,828

		27,720,653
New Jersey 0.3%
Hillsborough Township School District,
GO, Series 2020, 2.00%, 07/15/2036	285,000	217,221
New Jersey Economic Development Authority,
LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (d)	100,000	100,144
Teaneck Community Charter School A New Jersey Nonprofit Corp., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2037 (d)	1,120,000	1,138,328
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	500,000	500,415
New Jersey Educational Facilities Authority,
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047‡ (i)	3,250,000	2,528,473
New Jersey Higher Education Student Assistance Authority,
Revenue, AMT, Series 2024 C, 5.25%, 12/01/2054	4,050,000	4,126,596
New Jersey Housing & Mortgage Finance Agency,
Forest Hill House Preservation Urban Renewal LLC, Revenue, GNMA Insured, Series 2024 A-1, 5.00%, 01/20/2066	500,000	508,927

		9,120,104
New Mexico 0.2%
Aspire Public Improvement District,
Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	502,276
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	813,082
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2039	2,000,000	1,862,399

		3,177,757
New York 8.3%
Build NYC Resource Corp.,
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (d)	1,000,000	1,003,218
Shefa School, Revenue, Series 2021 A, 5.00%, 06/15/2051 (d)	5,750,000	5,669,354
Hempstead Town Local Development Corp.,
Evergreen Charter School, Inc., Revenue, Series 2022 A, 5.25%, 06/15/2052	7,000,000	7,148,666
Monroe County Industrial Development Corp.,
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	800,000	758,051
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	14,850,000	13,864,559
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	750,000	636,396
Nassau County Tobacco Settlement Corp.,
Revenue, Series 2006 A-3, 5.13%, 06/01/2046	2,210,000	2,036,701
New York City Industrial Development Agency,
123 Washington LLC, Revenue, Series 2007, 4.25%, 08/01/2024 (b)(c)	3,585,000	3,585,000
Yankee Stadium LLC, Revenue, Refunding, Series 2020 A, 3.00%, 03/01/2049	4,000,000	2,986,763

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
New York Convention Center Development Corp.,
New York City Hotel Unit Fee, Revenue, Senior Lien, BAM Insured, Series A, 0.00%, 11/15/2055 (f)	4,785,000	1,147,425
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (d)	2,000,000	2,008,449
New York State Dormitory Authority,
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (d)	1,000,000	990,773
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (d)	1,100,000	1,088,628
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2037 (d)	2,000,000	1,944,736
Montefiore Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 08/01/2024	5,000	5,000
St. Joseph's College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,608,060
New York Transportation Development Corp.,
JFK NTO LLC, Revenue, AMT, AGMC Insured, Series 2024, 5.00%, 06/30/2054	2,310,000	2,398,032
JFK NTO LLC, Revenue, AMT, Series 2024, 5.00%, 06/30/2060	2,500,000	2,547,386
JFK NTO LLC, Revenue, AMT, AGMC Insured, Series 2024, 5.25%, 06/30/2060	34,510,000	36,427,548
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2060	39,730,000	42,270,304
Niagara Area Development Corp.,
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 A, 4.75%, 11/01/2042 (d)	1,500,000	1,421,739
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (d)	5,500,000	6,033,432
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	425,000	442,325
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	385,000	401,471
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	350,000	365,607
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	1,250,000	1,268,417
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	12,230,000	12,533,072
Suffolk Regional Off-Track Betting Co.,
Revenue, Series 2024, 5.75%, 12/01/2044	18,000,000	18,810,101
Revenue, Series 2024, 6.00%, 12/01/2053	21,200,000	22,241,221
Westchester County Industrial Development Agency,
Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (d)	3,000,000	2,979,247
Westchester County Local Development Corp.,
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2046 (d)	3,135,000	3,142,134
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2056 (d)	6,410,000	6,279,535

		206,043,350
North Carolina 0.3%
North Carolina Capital Facilities Finance Agency,
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	2,000,000	1,995,789
North Carolina Medical Care Commission,
Carolina Meadows, Inc. Obligated Group, Revenue, Series 2024, 5.25%, 12/01/2054	4,000,000	4,242,091
Presbyterian Home at Charlotte, Inc. (The), Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2049	600,000	570,461

		6,808,341

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
North Dakota 0.4%
City of Horace,
GO, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	806,518
County of Ward,
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2029	1,300,000	1,308,747
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2031	1,665,000	1,675,444
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2038	2,000,000	1,997,437
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,734,353
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2048	3,500,000	3,256,861

		11,779,360
Ohio 3.9%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (f)	53,200,000	4,989,128
City of Brecksville,
Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (d)	3,880,000	3,847,683
Cleveland-Cuyahoga County Port Authority,
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	1,290,000	1,324,859
Columbus-Franklin County Finance Authority,
Revenue, Series 2019 A-1, 5.00%, 12/01/2051	5,000,000	5,018,239
County of Butler,
UC Health Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/15/2045	1,000,000	1,000,473
County of Cuyahoga,
Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	2,295,000	2,297,713
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,295,000	3,882,634
County of Hamilton,
UC Health Obligated Group, Revenue, Series 2020, 4.00%, 09/15/2050	3,175,000	2,793,990
UC Health Obligated Group, Revenue, Series 2020, 5.00%, 09/15/2050	7,000,000	7,000,589
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	195,000	190,982
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	995,395
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	1,425,000	1,373,559
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	3,000,000	2,843,350
County of Lucas,
Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	885,000	704,752
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	16,595,000	16,961,514
County of Muskingum,
Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2044	2,115,000	2,075,701
Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2048	1,000,000	961,540
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	110,039
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	11,700,000	12,783,435
Ohio Air Quality Development Authority,
American Electric Power Co., Inc., Revenue, AMT, Refunding, Series 2005 B, 2.10%, 10/01/2024 (b)(e)	1,000,000	995,265
AMG Vanadium LLC, Revenue, AMT, Series 2019, 5.00%, 07/01/2049 (d)	4,500,000	4,237,221
Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/04/2025 (b)(e)	1,045,000	998,017

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Southeastern Ohio Port Authority,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,679,404
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	6,204,325
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,375,000	6,280,475
Summit County Development Finance Authority,
UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	866,222
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,516,052
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,297,131
Warren County Port Authority,
Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	663,557

		97,893,244
Oklahoma 1.1%
Norman Regional Hospital Authority,
Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	735,000	645,556
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	630,000	522,733
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (d)	1,800,000	1,847,084
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (d)	3,200,000	3,270,866
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (d)	11,650,000	12,025,533
Oklahoma Development Finance Authority,
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.00%, 08/15/2038	1,500,000	1,538,638
Tulsa Airports Improvement Trust,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	2,800,000	2,802,597
Tulsa Authority for Economic Opportunity,
Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (d)	1,980,000	1,826,390

		24,479,397
Oregon 0.3%
Oregon State Facilities Authority,
Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (d)	2,000,000	2,010,818
Portland Village School, Revenue, Series 2024 A, 7.00%, 12/15/2060 (d)	2,000,000	2,029,143
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	2,300,000	1,932,190

		5,972,151
Pennsylvania 3.5%
Allegheny County Higher Education Building Authority,
Carnegie Mellon University, Revenue, Refunding, Series 2008 A, 4.10%, 08/01/2024 (b)(c)	6,700,000	6,700,000
Allentown Neighborhood Improvement Zone Development Authority,
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2032 (d)	750,000	787,828
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2042 (d)	1,725,000	1,767,918
Total Waterfront, Revenue, Series 2024 B, 6.00%, 05/01/2042 (d)	12,750,000	13,486,640
Beaver County Industrial Development Authority,
Energy Harbor Generation LLC, Revenue, Refunding, Series 2008 B, 3.75%, 10/01/2047	10,060,000	8,685,679
Bethlehem Redevelopment Authority,
Moravian University Obligated Group, Revenue, Series 2024, 5.25%, 10/01/2049	1,500,000	1,564,244
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	275,000	273,117
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2028	525,000	520,593

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	550,000	544,739
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2032	1,000,000	983,986
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2033	1,150,000	1,129,044
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2034	1,355,000	1,327,734
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2035	1,100,000	1,073,838
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2036	1,250,000	1,212,107
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2037	2,650,000	2,560,990
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2038	1,725,000	1,656,981
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2039	2,930,000	2,802,818
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2040	3,000,000	2,861,071
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2046	9,920,000	7,901,780
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2051	5,480,000	4,174,020
Grand View Hospital/Sellersville PA Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041	1,225,000	1,162,107
Chester County Industrial Development Authority,
Collegium Charter School, Revenue, Series 2017 A, 5.13%, 10/15/2037	1,000,000	1,006,411
General Authority of Southcentral Pennsylvania,
WellSpan Health Obligated Group, Revenue, Refunding, Series 2019 E, 4.10%, 08/01/2024 (b)(c)	3,600,000	3,600,000
Lehigh County General Purpose Authority,
Muhlenberg College, Revenue, Refunding, Series 2024, 5.25%, 02/01/2054	1,600,000	1,688,027
Pennsylvania Economic Development Financing Authority,
Reworld Holding Corp., Revenue, AMT, Series 2019 A, 3.25%, 08/01/2039 (d)	3,000,000	2,423,585
Talen Energy Supply LLC, Revenue, Refunding, Series 2009 B, 5.25%, 06/01/2027 (b)(e)	4,500,000	4,571,506
Talen Energy Supply LLC, Revenue, Refunding, Series 2009 C, 5.25%, 06/01/2027 (b)(e)	6,675,000	6,781,548
Pennsylvania Higher Education Assistance Agency,
Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	623,483
Pennsylvania Higher Educational Facilities Authority,
Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AGMC Insured, Series 2007 A, (3-month SOFR + 0.65%), 4.37%, 07/01/2039 (e)	500,000	464,082
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,795,552
Philadelphia Authority for Industrial Development,
Frankford Valley Foundation for Literacy, Revenue, Refunding, Series 2024, 5.00%, 06/15/2043 (d)	1,475,000	1,494,301
Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (d)	1,000,000	1,003,417
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR + 0.83%), 4.57%, 11/15/2034 (e)	2,035,000	1,985,634

		90,614,780
Puerto Rico 0.5%
Children's Trust Fund,
Revenue, Series 2002, 5.63%, 05/15/2043	295,000	298,795
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-1, 6.75%, 01/01/2045	5,000,000	5,913,736
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-2, 6.75%, 01/01/2045	5,000,000	5,913,736

		12,126,267

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Rhode Island 0.7%
Rhode Island Housing & Mortgage Finance Corp.,
Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054	16,760,000	16,940,255
Tobacco Settlement Financing Corp.,
Revenue, Series 2007 A, 0.00%, 06/01/2052 (f)	5,500,000	1,040,910

		17,981,165
South Carolina 0.1%
South Carolina Public Service Authority,
Revenue, Refunding, Series 2014 A, 5.50%, 12/01/2054	1,775,000	1,784,326

Tennessee 0.1%
Metropolitan Government Nashville & Davidson County Industrial Development Board,
South Nashville Central Business Improvement District, Special Assessment, Series 2021 A, 4.00%, 06/01/2051 (d)	3,140,000	2,673,480
South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (d)(f)	1,800,000	717,989
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2024 (d)	1,000,000	998,315

		4,389,784
Texas 7.6%
Abilene Convention Center Hotel Development Corp.,
City of Abilene Abilene Convention Center, Revenue, First Lien, Series 2021 A, 4.00%, 10/01/2050	300,000	245,252
Arlington Higher Education Finance Corp.,
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.75%, 06/15/2049 (d)	1,785,000	1,761,713
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.88%, 06/15/2054 (d)	1,050,000	1,047,416
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.88%, 06/15/2059 (d)	1,000,000	989,120
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (d)	1,200,000	1,191,632
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,880,523
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	4,505,000	4,148,788
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (d)	1,500,000	1,554,056
City of Anna,
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (d)	850,000	852,550
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (d)	1,200,000	1,204,043
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (d)	867,000	774,448
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (d)	1,407,000	1,219,545
City of Celina,
Special Assessment, Series 2024, 5.50%, 09/01/2044 (d)	475,000	484,571
Special Assessment, Series 2024, 5.75%, 09/01/2054 (d)	1,350,000	1,379,978
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (d)	1,084,000	1,064,964
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (d)	1,050,000	908,458
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5, Special Assessment, Series 2022, 4.00%, 09/01/2051 (d)	1,000,000	852,776
City of Dayton,
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (d)	610,000	604,363

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (d)	900,000	901,556
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (d)	1,250,000	1,253,337
City of Fate,
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (d)	900,000	900,398
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (d)	1,350,000	1,359,535
City of Justin,
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (d)	580,000	592,996
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (d)	1,000,000	1,020,029
City of Kyle,
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (d)	2,000,000	1,768,198
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (d)	550,000	556,602
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (d)	1,125,000	1,139,380
City of Lago Vista,
Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (d)	1,000,000	1,019,910
City of Lavon,
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (d)	900,000	763,848
City of Manor,
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (d)	515,000	519,425
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	685,000	689,322
City of Plano,
Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (d)	500,000	412,728
City of Port Isabel,
GO, Series 2024, 5.25%, 02/15/2044	3,270,000	3,425,604
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	2,102,636
City of Princeton,
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (d)	1,000,000	1,007,932
City of Royse City,
Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (a)(d)	746,000	742,577
City of Seagoville,
Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (d)	5,000,000	4,995,423
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (d)	2,100,000	2,121,603
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (d)	2,500,000	2,517,207
City of Venus,
Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (d)	163,000	137,049
County of Medina,
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (d)	1,000,000	916,338
Hidalgo County Regional Mobility Authority,
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2044 (f)	3,000,000	1,116,634
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2045 (f)	4,000,000	1,415,262
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2046 (f)	6,000,000	2,017,578

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2047 (f)	6,125,000	1,934,902
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2048 (f)	7,130,000	2,133,697
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2049 (f)	7,135,000	2,011,927
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2050 (f)	5,145,000	1,373,001
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2052 (f)	1,675,000	399,878
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2054 (f)	5,000,000	1,072,511
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2055 (f)	6,100,000	1,236,140
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2056 (f)	1,000,000	192,580
Revenue, Junior Lien, Refunding, Series 2022 B, 0.00%, 12/01/2045 (f)	5,805,000	1,937,664
Revenue, Junior Lien, Refunding, Series 2022 B, 0.00%, 12/01/2046 (f)	2,945,000	931,707
Revenue, Senior Lien, Series A, 0.00%, 12/01/2043 (f)	2,000,000	783,123
Lubbock Educational Facilities Authority, Inc.,
Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,220,560
New Hope Cultural Education Facilities Finance Corp.,
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (d)	200,000	180,846
NCCD-College Station Properties LLC, Revenue, Series 2015 A, 5.00%, 07/01/2030	1,500,000	1,458,750
NCCD-College Station Properties LLC, Revenue, Series 2015 A, 5.00%, 07/01/2035	2,000,000	1,945,000
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	6,250,000	6,226,778
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	10,400,000	10,099,164
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	50,875,000	48,368,633
Westminster Manor, Revenue, Series 2021, 4.00%, 11/01/2049	2,000,000	1,802,394
Olney Hamilton Hospital District,
GO, Series 2024, 6.25%, 09/15/2054 (d)	24,600,000	26,101,427
Port of Beaumont Navigation District,
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Refunding, Series 2020 A, 4.00%, 01/01/2050 (d)	15,000,000	12,538,436
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.13%, 01/01/2044 (d)	1,000,000	1,005,760
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.25%, 01/01/2054 (d)	1,000,000	1,007,579
Tarrant County Cultural Education Facilities Finance Corp.,
Cumberland Rest, Inc. (The), Revenue, Refunding, Series A-1, 5.00%, 10/01/2049	2,000,000	2,005,859
Tioga Independent School District,
GO, Refunding, BAM Insured, Series 2024, 4.50%, 08/15/2048 (a)	265,000	259,202
Town of Little Elm,
Spiritas East Public Improvement District, Special Assessment, Series 2022, 4.00%, 09/01/2051 (d)	1,509,000	1,238,390
Travis County Development Authority,
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (d)	900,000	906,650
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (d)	765,000	771,746
Village of Salado,
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (d)	718,000	729,713
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (d)	707,000	716,521

		192,167,841
Utah 5.3%
Black Desert Public Infrastructure District,
GO, Series 2021 A, 4.00%, 03/01/2051 (d)	8,280,000	6,985,552
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (d)	36,885,000	38,088,440
Chelsey Public Infrastructure District No. 1,
GO, Series 2024, 7.25%, 03/01/2054 (d)	1,610,000	1,632,337
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (d)	1,350,000	1,386,634

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah
Firefly Public Infrastructure District No. 1,
GO, Series 2024 A-1, 6.63%, 03/01/2054 (d)	3,645,000	3,765,403
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (d)	1,805,000	1,867,078
Military Installation Development Authority,
Military Recreation Assessment Area, Revenue, Series 2021 A-1, 4.00%, 06/01/2052	6,500,000	5,440,399
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2041	3,215,000	2,875,039
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2052	12,530,000	10,487,414
Olympia Public Infrastructure District No. 1,
Revenue, Series 2024 A-2, 5.13%, 12/01/2029 (d)	4,000,000	4,035,462
Limited Tax Pledged, GO, Series 2024 A-1, 6.38%, 03/01/2055 (d)	1,985,000	2,031,625
Utah Charter School Finance Authority,
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (d)	3,000,000	2,688,936
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (d)	8,500,000	7,505,553
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (d)	17,000,000	18,028,767
Athenian Academy, Inc. (The), Revenue, Series 2024 A, 6.50%, 04/15/2058 (d)	9,060,000	8,758,557
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (d)	4,820,000	4,522,952
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (d)	3,895,000	3,389,707
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (d)	1,590,000	1,495,469
Utah Infrastructure Agency,
Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	744,402
Wood Ranch Public Infrastructure District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (d)	4,285,000	4,400,016

		130,129,742
Vermont 0.2%
Vermont Economic Development Authority,
Wake Robin Corp., Revenue, Refunding, Series 2021 A, 4.00%, 05/01/2045	460,000	404,784
Vermont Housing Finance Agency,
Revenue, GNMA Insured, Series 2024 C, 4.65%, 11/01/2050	5,935,000	5,936,135

		6,340,919
Virgin Islands 0.1%
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	435,593
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (d)	2,500,000	2,458,869

		2,894,462
Virginia 0.7%
Virginia College Building Authority,
Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (d)	1,000,000	887,549
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (d)	1,000,000	887,550
Virginia Housing Development Authority,
Revenue, Series 2024 D, 4.63%, 08/01/2060	11,835,000	11,729,464
Virginia Small Business Financing Authority,
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	4,000,000	3,210,146

		16,714,709

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Washington 0.8%
Grant County Public Hospital District No. 2,
GO, Series 2024, 5.50%, 12/01/2039	500,000	548,983
GO, Series 2024, 5.50%, 12/01/2044	1,050,000	1,126,016
King County Public Hospital District No. 4,
Revenue, Series 2015 A, 6.25%, 12/01/2045	1,300,000	1,302,741
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059	1,645,000	1,671,905
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.00%, 07/01/2054	4,305,000	4,449,450
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.50%, 07/01/2059	8,000,000	8,583,367

		17,682,462
Wisconsin 7.3%
Public Finance Authority,
Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	12,298,000	13,332,980
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (d)	1,250,000	1,246,850
Austin FBO LLC, Revenue, AMT, Series 2018 A, 7.05%, 09/01/2027 (b)(d)(e)	1,750,000	1,765,852
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (d)	2,020,000	1,771,874
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (d)	2,995,000	2,399,645
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (d)	2,445,000	1,893,211
CHF - Manoa LLC, Revenue, Series 2023 B, 6.75%, 07/01/2063 (d)	2,500,000	2,732,977
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2041	1,000,000	912,075
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	832,752
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (d)	27,155,000	27,676,485
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (d)	2,440,000	1,790,648
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (d)	2,000,000	1,780,901
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (d)	1,700,000	1,448,961
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (d)	2,815,000	2,780,618
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (d)	4,640,000	4,468,857
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (d)	4,060,000	3,839,092
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (d)	2,000,000	1,963,742
New Plan Learning, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 3.75%, 07/01/2031	3,490,000	3,267,740
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	1,014,460
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.25%, 06/15/2054	1,500,000	1,527,361
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (a)(d)	25,000,000	26,733,372
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048‡ (d)(i)	6,920,000	5,550,674
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (d)	1,000,000	1,009,818
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (d)	706,646	706,602
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 A, 5.00%, 06/01/2041 (d)	6,000,000	6,080,580
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (d)	21,000,000	21,065,201
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	5,145,000	4,123,537
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,443,106

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,296,693
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2041 (d)	365,000	333,351
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2051 (d)	510,000	423,093
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (d)	9,975,000	9,577,392
WFCS Holdings LLC, Revenue, Series 2020 A-1, 5.00%, 01/01/2055 (d)	1,750,000	1,683,714
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (d)	1,500,000	1,372,640
Wisconsin Health & Educational Facilities Authority,
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,297,431
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2048	1,340,000	1,083,817
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	1,250,000	978,618
Marshfield Clinic Health System Obligated Group, Revenue, Series 2016 A, 3.50%, 02/15/2046	515,000	393,115
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 3.25%, 02/15/2033	1,060,000	932,691
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 3.50%, 02/15/2036	965,000	844,334
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,434,302
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	1,022,041
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	2,037,902
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	2,000,000	2,000,001
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	30,000	29,860
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2046	1,000,000	864,926
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	3,000,000	3,166,131

		177,932,023
TOTAL MUNICIPAL BONDS (Cost $2,585,978,443)		2,654,191,513

SHORT-TERM INVESTMENTS - 0.0% (h)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (h)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (j) (Cost $308,041)	308,041	308,041

Total Investments - 105.9% (Cost $2,586,286,484)		2,654,499,554
Liabilities in excess of other assets - (5.9)%		(147,284,783)
Net Assets - 100.0%		2,507,214,771

‡	Value determined using significant unobservable inputs.
(a)	When-issued security.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2024.
(c)	Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2024 amounted to $1,184,896,123, which represents approximately 47.26% of net assets of the Fund.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2024.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Zero coupon bond until next reset date.
(h)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

(i)	Represents a security that is subject to legal or contractual restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $8,079,147, which represents approximately 0.32% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F	2/27/2024	$2,541,040	$77.8
Public Finance Authority, Rider University A New Jersey Non- Profit Corp., Revenue, Refunding, Series 2021 A	01/19/24 - 02/07/24	5,519,536	80.21
Total		$8,060,576

(j)	Represents 7-day effective yield as of July 31, 2024.

Abbreviations
AGMC	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Money Tax
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2024 (unaudited)

	Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Economic/Industrial Development	12.3
Public Transportation	10.8
Hospital	10.1
Charter School	9.6
State Multi-Family Housing	8.2
Community Development District	7.1
Continuing Care Retirement Community	6.5
Higher Education	6.1
Special Assessment Financing	5.3
Airport	3.5
Tax Increment Financing	3.5
Student Housing	2.8
Nursing Home	2.6
Public Power System	2.3
State Single-Family Housing	2.0
Indian Tribal Bond	1.6
General Obligation Hospital/Health District	1.1
Miscellaneous Tax	0.9
Mello-Roos	0.9
Student Loan Revenue	0.8
School District	0.8
Private/Religious School	0.8
Toll Highway/Bridge/Tunnel	0.7
Port/Marina	0.7
Tobacco Master Settlement Agreement	0.6
General Obligation District (Other)	0.6
Appropriation	0.5
General Revenue Tax-Guaranteed	0.4
Sales & Excise Tax	0.4
Water & Sewer	0.4
Metro Development District	0.4
Local Multi-Family Housing	0.3
General Obligation	0.3
Parking Facility	0.2
Payments in Lieu of Taxes (PILOT)	0.2
Miscellaneous	0.2
Assisted Living	0.1
Not-For-Profit Cultural Organization	0.1
Not-For-Profit Foundation	0.1
Hotel Occupancy Tax	0.1
Telecom	-	*
Short-Term Investments	-	*
Total Investments	105.9

*   Represents less than 0.05% of net assets.

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 103.0%
Alabama 1.2%
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co., Revenue, AMT, Series 2001 B, 3.70%, 08/01/2024 (a)(b)	700,000	700,000

Alaska 1.7%
Alaska Industrial Development & Export Authority,
Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	930,000	957,766

Arizona 3.4%
Arizona Industrial Development Authority,
Doral Academy of Northern Nevada Obliga ted Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (c)	200,000	199,448
Industrial Development Authority of the County of Pima (The),
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 5.75%, 11/15/2025 (c)	665,000	670,433
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (c)	1,000,000	1,083,895

		1,953,776
Arkansas 3.1%
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	500,000	499,070
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029 (d)	195,000	199,170
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034 (d)	1,040,000	1,063,695

		1,761,935
California 2.5%
California Community College Financing Authority,
NCCD-Orange Coast Properties LLC, Revenue, Series 2018, 5.00%, 05/01/2025	50,000	50,485
California Statewide Financing Authority,
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	200,000	204,596
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	274,262
Palomar Health,
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2024	355,000	355,678
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2036	500,000	493,435

		1,378,456
Colorado 0.8%
Colorado Health Facilities Authority,
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 03/15/2025	325,000	325,159
Pueblo Urban Renewal Authority,
City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	98,349

		423,508
Connecticut 1.2%
Connecticut State Health & Educational Facilities Authority,
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2027 (c)	100,000	100,387
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2028 (c)	100,000	100,566
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2029 (c)	100,000	100,767
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2030 (c)	100,000	100,734
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2032 (c)	150,000	150,967
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2034 (c)	125,000	125,731

		679,152
Florida 22.2%
Antillia Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	250,000	252,157
Capital Trust Agency, Inc.,
Franklin Academy Obligated Group, Revenue, Series 2020, 4.00%, 12/15/2024 (c)	385,000	383,298

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (c)	500,000	467,801
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (c)	625,000	604,588
Century Park South Community Development District,
Special Assessment, Series 2020, 3.00%, 05/01/2025	50,000	49,328
County of Palm Beach,
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (c)	810,000	815,638
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031 (d)	300,000	300,213
East Nassau Stewardship District,
Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	840,000	840,293
Epperson North Community Development District,
Assessment Area 1, Special Assessment, Series 2018 A-1, 5.75%, 11/01/2049 (c)	995,000	1,026,423
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (a)(c)(e)	2,000,000	2,130,545
Brightline Florida Holdings LLC, Revenue, AMT, Refunding, Series 2023 C, 8.25%, 08/15/2024 (a)(c)(e)	1,500,000	1,566,110
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (c)	140,000	142,180
LTC Ranch West Residential Community Development District,
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 4.75%, 05/01/2031 (d)	345,000	345,230
Majorca Isles Community Development District,
Special Assessment, Series 2015, 5.00%, 05/01/2025	135,000	135,421
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.10%, 05/01/2031	250,000	252,089
Miami-Dade County Industrial Development Authority,
Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (c)	570,000	548,450
Osceola Chain Lakes Community Development District,
Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	350,000	329,770
Palm Beach County Health Facilities Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,051
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2004 B, 4.00%, 11/15/2034	1,200,000	1,142,388
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	670,000	673,085
Sawgrass Village Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 4.70%, 05/01/2031 (c)	100,000	100,610
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	290,000	276,468
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	40,000	40,182
Yarborough Lane Community Development District,
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 4.75%, 05/01/2031 (c)(d)	250,000	250,000

		12,692,318
Georgia 1.8%
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (c)	500,000	504,790
Main Street Natural Gas, Inc.,
Revenue, Series 2022 C, 4.00%, 11/01/2027 (a)(c)(e)	500,000	492,254

		997,044
Idaho 1.7%
County of Nez Perce,
PotlatchDeltic Corp., Revenue, Refunding, Series 2016, 2.75%, 10/01/2024	1,000,000	993,868

Illinois 6.2%
City of Calumet City,
GO, Series 2023 B, 4.50%, 03/01/2037	600,000	567,403

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Illinois Finance Authority,
Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (c)	580,000	574,602
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	956,428
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	456,324
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	400,000	402,356
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	620,000	563,396

		3,520,509
Indiana 2.2%
Indiana Finance Authority,
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (c)	700,000	704,722
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	540,000	549,048

		1,253,770
Iowa 1.7%
Crawford County Memorial Hospital, Inc.,
Revenue, Series 2024, 5.00%, 06/15/2027 (d)	1,000,000	1,005,511

Louisiana 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority,
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	100,000	94,659

Maryland 5.4%
City of Baltimore,
Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,093,921
County of Frederick,
Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (c)	740,000	746,667
County of Prince George's,
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (c)	1,200,000	1,221,409

		3,061,997
Massachusetts 1.7%
Massachusetts Development Finance Agency,
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	464,980
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	484,979

		949,959
Michigan 1.7%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Refunding, Series 2020, 5.00%, 07/01/2026	500,000	501,340
Michigan Finance Authority,
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	444,570

		945,910
Minnesota 2.0%
City of Landfall Village,
Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	205,159
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	215,199
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	225,232
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	235,242
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	250,256

		1,131,088

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mississippi 0.3%
Mississippi Business Finance Corp.,
Mississippi Power Co., Revenue, First Series, AMT, Series 2022, 4.45%, 08/01/2024 (a)(b)	180,000	180,000

Missouri 0.5%
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.40%, 10/01/2026	305,000	304,705

Nevada 4.5%
City of Las Vegas,
Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	550,000	552,350
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.13%, 08/15/2025 (a)(d)(e)	2,000,000	2,027,510

		2,579,860
New Jersey 1.1%
City of Atlantic City,
GO, Refunding, Series 2013, 5.00%, 12/01/2024	530,000	529,461
New Jersey Economic Development Authority,
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	100,000	100,083

		629,544
New York 9.1%
City of Glens Falls,
Revenue, Series 2011, 5.00%, 06/15/2026	1,685,000	1,686,328
City of New York,
GO, Series 2021-2, 4.25%, 08/09/2024 (a)(b)	475,000	475,000
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	500,000	502,112
New York State Dormitory Authority,
Montefiore Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 08/01/2024	950,000	950,000
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2029	200,000	206,686
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2030	320,000	331,398
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	350,000	363,452
Suffolk Regional Off-Track Betting Co.,
Revenue, Series 2024, 6.00%, 12/01/2053	675,000	708,152

		5,223,128
North Dakota 1.8%
City of Horace,
Special Assessment, GO, Refunding, Series 2024 B, 4.85%, 08/01/2026 (d)	1,000,000	1,000,344

Ohio 5.3%
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	75,000	73,455
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	500,000	546,301
Ohio Air Quality Development Authority,
American Electric Power Co., Inc., Revenue, AMT, Refunding, Series 2005 B, 2.10%, 10/01/2024 (a)(e)	1,500,000	1,492,897
Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/04/2025 (a)(e)	1,000,000	955,040

		3,067,693
Oklahoma 2.6%
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (c)	775,000	788,497
Tulsa Airports Improvement Trust,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	700,000	700,649

		1,489,146
Pennsylvania 3.6%
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	200,000	198,630
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	272,370

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Chester County Industrial Development Authority,
Collegium Charter School, Revenue, Series 2017 A, 5.13%, 10/15/2037	870,000	875,578
Montgomery County Higher Education and Health Authority,
Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	50,000	50,011
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+ 0.83%), 4.57%, 11/15/2034 (e)	715,000	697,655

		2,094,244
Texas 7.9%
Abilene Convention Center Hotel Development Corp.,
City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (c)	500,000	455,130
Arlington Higher Education Finance Corp.,
Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	330,751
Austin Convention Enterprises, Inc.,
Revenue, First Tier, Refunding, Series 2017 A, 5.00%, 01/01/2026	150,000	150,871
City of Houston,
Airport System, United Airlines, Inc., Revenue, AMT, Series 2018, 5.00%, 07/15/2028	500,000	513,202
Edinburg Economic Development Corp.,
Revenue, Series 2019, 4.00%, 08/15/2029 (c)	585,000	557,964
Hidalgo County Regional Mobility Authority,
Revenue, Junior Lien, Refunding, Series 2022 B, 4.00%, 12/01/2038	100,000	96,048
New Hope Cultural Education Facilities Finance Corp.,
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2025 (c)	440,000	438,906
NCCD-College Station Properties LLC, Revenue, Series 2015 A, 5.00%, 07/01/2030	500,000	486,250
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	750,000	747,213
Reagan Hospital District of Reagan County,
GO, Series 2014 A, 5.00%, 02/01/2029	700,000	697,560

		4,473,895
Virgin Islands 0.2%
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	100,000	96,281

Virginia 0.6%
Lower Magnolia Green Community Development Authority,
Special Assessment, Series 2015, 4.00%, 03/01/2025 (c)	345,000	344,081

Wisconsin 4.8%
Public Finance Authority,
Austin FBO LLC, Revenue, AMT, Series 2018 A, 7.05%, 09/01/2027 (a)(c)(e)	500,000	504,529
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	900,000	917,283
Guilford College, Revenue, Refunding, Series 2016, 5.00%, 01/01/2026	685,000	681,156
Mary's Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (c)	85,000	86,008
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	503,303	508,245

		2,697,221
TOTAL MUNICIPAL BONDS (Cost $58,027,588)		58,681,368

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

INVESTMENT COMPANIES - 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (f)
(Cost $75,019)	75,019	75,019

Total Investments - 103.1% (Cost $58,102,607)		58,756,387
Liabilities in excess of other assets - (3.1%)		(1,763,437)
Net Assets - 100.0%		56,992,950

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2024.

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2024 (unaudited)

(b)	Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2024 amounted to $21,061,833, which represents approximately 36.96% of net assets of the Fund.
(d)	When-issued security.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2024.
(f)	Represents 7-day effective yield as of July 31, 2024.

Abbreviations
AMT	Alternative Money Tax
GO	General Obligation
SOFR	Secured Overnight Financing Rate

Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Economic/Industrial Development	15.4
Hospital	13.9
Continuing Care Retirement Community	11.4
Charter School	9.5
Higher Education	8.2
Community Development District	7.1
Public Transportation	6.5
General Obligation	4.5
Special Assessment Financing	3.9
Appropriation	3.0
Tax Increment Financing	2.8
Student Housing	2.5
Hotel Occupancy Tax	1.9
Sales & Excise Tax	1.7
Municipal Utility (Mixed)	1.7
State Multi-Family Housing	1.6
Nursing Home	1.3
Indian Tribal Bond	1.2
General Obligation Hospital/Health District	1.2
Airport	0.9
Gas Forward Contract	0.9
Not-For-Profit Cultural Organization	0.8
Tobacco Master Settlement Agreement	0.4
Public Power System	0.3
General Revenue Tax-Guaranteed	0.2
Toll Highway/Bridge/Tunnel	0.2
Short-Term Investments	0.1
Total Investments	103.1

See Notes to Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2024, the Trust consists of eleven separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund) and First Eagle Short Duration High Yield Municipal Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital by investing, under normal circumstances, in equity securities of small- and mid-cap (“smid cap”) companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund incepted on January 2, 2024.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle Short Duration High Yield Municipal Fund, which offer Class A shares, Class I shares and Class R6 shares only. On December 1, 2023, Class R3 Shares, Class R4 Shares, Class R5 Shares of the Funds were closed to new investors. On February 28, 2024, all remaining Class R3 shares, Class R4 shares, and Class R5 shares of the Funds converted into Class R6 shares. As a result, Class R3 shares, Class R4 shares, and Class R5 shares were terminated.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), First Eagle Gold Fund (the “Gold Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2024, the First Eagle Global Cayman Fund, Ltd. has $5,479,190,105 in net assets, representing 10.01% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2024, the First Eagle Overseas Cayman Fund, Ltd. has $836,814,071 in net assets, representing 6.76% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2024, the First Eagle U.S. Value Cayman Fund, Ltd. has $162,423,447 in net assets, representing 11.94% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2024, the First Eagle Gold Cayman Fund, Ltd. has $469,691,973 in net assets, representing 17.98% of the Gold Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2024, the First Eagle Global Real Assets Cayman Fund, Ltd. has $641,524 in net assets, representing 4.65% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures adopted by the Board of Trustees (“Board”) as described in additional detail on the following page. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2024:

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$28,464,368,309	$15,497,738,419 (a)	$–		$43,962,106,728
Corporate Bonds	–	–	5,029,640	(b)	5,029,640
Commodities*	–	6,225,047,019	–		6,225,047,019
Short-Term Investments	706,742	4,543,653,610	–		4,544,360,352
Forward Foreign Currency Exchange Contracts**	–	13,483,396	–		13,483,396
Total	$28,465,075,051	$26,279,922,444	$5,029,640		$54,750,027,135

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(5,573,777)	$–		$(5,573,777)
Total	$–	$(5,573,777)	$–		$(5,573,777)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2024 was as follows:

Corporate Bonds
Beginning Balance —market value	$4,954,469
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	41,438
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	33,733
Ending Balance — market value	$5,029,640
Change in unrealized gains or (losses) relating to assets still held at reporting date	$33,733

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$2,763,958,752	$7,987,773,001 (a)	$22,251,993	$10,773,983,746
Commodities*	–	1,287,239,980	–	1,287,239,980
Foreign Government Securities	–	77,877,493	–	77,877,493
Short-Term Investments	80,920	241,214,703	–	241,295,623
Forward Foreign Currency Exchange Contracts**	–	7,578,683	–	7,578,683
Total	$2,764,039,672	$9,601,683,860	$22,251,993	$12,387,975,525

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(2,529,049)	$–	$(2,529,049)
Total	$–	$(2,529,049)	$–	$(2,529,049)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2024 was as follows:

Common Stocks
Beginning Balance —market value	$15,384,962
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	6,867,031
Ending Balance — market value	$22,251,993
Change in unrealized gains or (losses) relating to assets still held at reporting date	$6,867,031

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Common Stock	22,251,993	Market Comparable Companies	Enterprise Value Multiple	0.82X - 9.19X (4X)	Increase

(a)	This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

First Eagle U.S. Value Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$1,053,393,927	$–	$–		$1,053,393,927
Convertible Preferred Stocks	5,087,293	–	–		5,087,293
Corporate Bonds	–	8,872,217	3,205,614	(b)	12,077,831
Commodities*	–	162,416,352	–		162,416,352
Master Limited Partnerships	19,776,113	–	–		19,776,113
Short-Term Investments	35,652	107,427,959	–		107,463,611
Total	$1,078,292,985	$278,716,528	$3,205,614		$1,360,215,127

(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2024 was as follows:

	Corporate Bonds
Beginning Balance —market value	$543,750
Purchases(1)	—
Sales(2)	(619,800)
Transfer In — Level 3	3,104,552	(a)
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	151,308
Change in Unrealized Appreciation (Depreciation)	25,804
Ending Balance — market value	$3,205,614
Change in unrealized gains or (losses) relating to assets still held at reporting date	25,804

(a)	Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$1,932,022,128	$133,972,143	(a)	$–	$2,065,994,271
Commodities *	–	469,766,276		–	469,766,276
Rights	3,102,026	–		–	3,102,026
Short-Term Investments	62,564	74,720,490		–	74,783,054
Total	$1,935,186,718	$678,458,909		$–	$2,613,645,627

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$584,823,846	$506,332,067	(a)	$–		$1,091,155,913
Convertible Preferred Stocks	25,942,005	–		–		25,942,005
Corporate Bonds	–	173,036,898		24,078,791	(b)	197,115,689
Asset-Backed Securities	–	3,380,255		–		3,380,255
Commodities*	–	128,074,711		–		128,074,711
Foreign Government Securities	–	25,319,483		–		25,319,483
Loan Assignments	–	2,509,688		–		2,509,688
Master Limited Partnerships	17,667,688	–		–		17,667,688
Municipal Bonds	–	3,016,083		–		3,016,083
Preferred Stocks	28,572,931	–		–		28,572,931
U.S. Treasury Obligations	–	173,916,916		–		173,916,916
Short-Term Investments	4,934	16,490,460		–		16,495,394
Forward Foreign Currency Exchange Contracts**	–	288,583		–		288,583
Total	$657,011,404	$1,032,365,144		$24,078,791		$1,713,455,339

Description†	Level 1	Level 2	Level 3‡	Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(162,717)	$–	$(162,717)
Options Written	(3,887,518)	–	–	(3,887,518)
Total	$(3,887,518)	$(162,717)	$–	$(4,050,235)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2024 was as follows:

	Corporate Bonds
Beginning Balance —market value	$—
Purchases(1)	1,173,000
Sales(2)	(2,367,000)
Transfer In — Level 3	22,413,161	(a)
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	123,085
Change in Unrealized Appreciation (Depreciation)	2,736,545
Ending Balance — market value	$24,078,791
Change in unrealized gains or (losses) relating to assets still held at reporting date	$2,736,545

(a)	Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$386,253,452	$25,046,720	(a)	$–	$411,300,172
Master Limited Partnerships	10,067,984	–		–	10,067,984
Short-Term Investments	2,248	3,722,427		–	3,724,675
Total	$396,323,684	$28,769,147		$–	$425,092,831

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total

Assets:
Common Stocks	$1,950,034,297	$–	$–		$1,950,034,297
Rights	–	–	–	^	–
Short-Term Investments	110,934,361	–	–		110,934,361
Total	$2,060,968,658	$–	$–		$2,060,968,658

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

Fair Value Level 3 activity for the nine-month period ended July 31, 2024 was as follows:

Rights
Beginning Balance —market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Rights	-^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0% (0%)	Increase

(a)	This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

^	Fair value represents zero.

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$44,955,701	$–	$–	$44,955,701
Short-Term Investments	2,539,315	–	–	2,539,315
Total	$47,495,016	$–	$–	$47,495,016

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$8,592,342	$4,144,006	(a)	$ – ^	$12,736,348
Commodities*	–	491,868		–	491,868
Exchange-Traded Funds	156,772	–		–	156,772
Master Limited Partnerships	444,732	–		–	444,732
Short-Term Investments	64,434	–		–	64,434
Total	$9,258,280	$4,635,874		$–	$13,894,154

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

Fair Value Level 3 activity for the nine-month period ended July 31, 2024 was as follows:

Common Stocks
Beginning Balance —market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Common Stock	-^	Discounted Cash Flow	Estimated Recoverability	0% (0%)	Increase

(a)	This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

^	Fair value represents zero.

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Municipal Bonds	$–	$2,646,112,366	$8,079,147	(b)	$2,654,191,513
Short-Term Investments	308,041	–	–		308,041
Total	$308,041	$2,646,112,366	$8,079,147		$2,654,499,554

(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the nine-month period ended July 31, 2024 was as follows:

	Municipal Bonds	Corporate Bonds	Total
Beginning Balance —market value	$—	$621,196	$621,196
Purchases(1)	8,041,902	—	8,041,902
Sales(2)	—	(620,610)	(620,610)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	18,674	—	18,674
Realized Gains (Losses)	—	16,610	16,610
Change in Unrealized Appreciation (Depreciation)	18,571	(17,196)	1,375
Ending Balance — market value	$8,079,147	$—	$8,079,147
Change in unrealized gains or (losses) relating to assets still held at reporting date	$18,571	$—	$18,571

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$58,681,368	$–	$58,681,368
Short-Term Investments	75,019	–	–	75,019
Total	$75,019	$58,681,368	$–	$58,756,387

†	See Schedule of Investments for additional detailed categorizations.

c)	Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the nine months ended July 31, 2024, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$287,514,294	$147,695,590	$7,709,305
Average Settlement Value — Sold	1,595,874,763	848,600,310	42,349,790

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At July 31, 2024, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$13,483,396	$5,573,777	$46,647,723	$(37,697,581)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$7,578,683	$2,529,049	$26,574,383	$(20,290,253)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$288,583	$162,717	$969,313	$(1,070,218)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of July 31, 2024:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$8,091,543	$(241,547)	$(7,830,322)	$19,674
Goldman Sachs	4,704,450	(1,377,921)	(3,326,529)	–
JPMorgan Chase Bank	687,403	(687,403)	–	–
	$13,483,396	$(2,306,871)	$(11,156,851)	$19,674

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$241,547	$(241,547)	$–	$–
Goldman Sachs	1,377,921	(1,377,921)	–	–
JPMorgan Chase Bank	1,229,739	(687,403)	(530,909)	11,427
UBS AG	2,724,570	–	(2,724,570)	–
	$5,573,777	$(2,306,871)	$(3,255,479)	$11,427

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$4,254,163	$(133,897)	$(4,109,265)	$11,001
Goldman Sachs	2,988,657	(572,009)	(2,370,000)	46,648
JPMorgan Chase Bank	335,863	(335,863)	–	–
	$7,578,683	$(1,041,769)	$(6,479,265)	$57,649

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$133,897	$(133,897)	$–	$–
Goldman Sachs	572,009	(572,009)	–	–
JPMorgan Chase Bank	495,588	(335,863)	(159,725)	–
UBS AG	1,327,555	–	(1,327,555)	–
	$2,529,049	$(1,041,769)	$(1,487,280)	$–

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$163,136	$(7,039)	$(110,634)	$45,463
Goldman Sachs	106,978	(42,027)	–	64,951
JPMorgan Chase Bank	18,469	(18,469)	–	–
	$288,583	$(67,535)	$(110,634)	$110,414

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$7,039	$(7,039)	$–	$–
Goldman Sachs	42,027	(42,027)	–	$–
JPMorgan Chase Bank	41,243	(18,469)	(22,774)	–
UBS AG	72,408	–	(72,408)	$–
	$162,717	$(67,535)	$(95,182)	$–

*	The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of July 31, 2024, portfolio securities valued at $146,623,299 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the nine months ended July 31, 2024, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	12,315

At July 31, 2024, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
				Change in
	Asset Derivative	Liability Derivative	Net Realized	Appreciation
Risk Type	Fair Value	Fair Value	Gains (Losses)	(Depreciation)
Equity — Written options	$—	$3,887,518	$781,828	$(2,102,752)

e)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

f)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

g)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities.TIPS are subject to interest rate risk.

h)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

i)	New Accounting Pronouncements — In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.